______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________



                                                       October 1, 1999




Dear Shareholder:

         The Chesapeake Aggressive Growth Fund closed the third quarter with a year-to-date gain of 9.0%. This gain compares to gains of 2.4% for the Russell 2000 and 5.4% for the S&P 500. This year-to-date gain comes on the back of a third quarter gain of 0.7%, versus a loss of 6.3% in the Russell 2000, and a loss of 6.2% in the S&P. Our relative success through the past two quarters reinforces our belief that the environment has truly improved for our methodology of investing.

         Economic growth throughout the world has stabilized or is improving, though attention is now focused on the potential inflationary ramifications of resurgent growth. Labor markets are tight; crude oil prices rose 20% this quarter; the dollar declined steadily against the yen since mid-July; and gold prices spiked 20% this past week. Yet productivity gains continue to absorb these pressures, and so inflation has not materialized to the extent feared. As a result, interest rates were little changed this quarter, after rising steadily through the first half of the year. Nevertheless, despite a healthy business environment and robust corporate earnings, present concerns about interest rate policy will most likely dominate investor sentiment until the Fed meets on October 5th.

         The resulting trepidation on the part of investors generated a broad sell-off in stocks this quarter that spanned most economic sectors and all market capitalizations. For the first time in years, investors did not seek refuge in the largest capitalization names during a time of market uncertainty. Consequently, losses in smaller and midcap stocks were in line with losses in the larger cap universe.

         In an environment characterized by interest rate concerns, it should come as no surprise that larger cap stocks, with slower earnings growth and higher valuations, would experience compression. Much of their appreciation over the past several years has been dependent upon price/earnings multiple expansion driven by falling interest rates. In an environment of stable or rising rates, investors will turn to stocks with more reasonable valuations and with the ability to grow their earnings rapidly enough to outpace inflation. This phenomenon was largely responsible for the long period of outperformance in the small cap universe through the late 70's and early 80's.

         Our focus on company specific research continues to lead us to businesses where earnings growth is strongest. And this focus on strong fundamentals at the company level often leads us to discover strong fundamentals at the industry level. Thus our recent outperformance was both a result of picking good stocks and of being led by those stock picks to good industries.

         Our fundamental analysis at the company level led us to invest in a number of broadband communication enabling companies that are benefiting from the demands of the continued evolution of information and internet technology. These investments proved quite profitable through the quarter, and we now have begun to pare back our exposure here, making room for investment in other areas, including retail and healthcare, where we think business prospects for some companies are stronger than currently perceived.

         As is often the case, many companies with excellent fundamentals and growth prospects have been oversold with their respective industry groups. When investors retreated from the retail sector because of environmental concerns, for example, few individual companies were spared. Because our discipline focuses on those companies with relatively less macroeconomic exposure, we often find excellent investment opportunities in these situations. We seek companies whose prospects are underpinned by proprietary products and defensible market positions, and whose growth is typically much faster than that of their industries. We believe these companies are better able to sustain earnings growth through changes in their business environments, and are also better positioned to generate real earnings growth through inflationary periods.

         We are encouraged after this period of broad selling, by the current opportunity to find mispriced stocks with superior growth prospects. And we are comforted by the wide disparity in valuations between the largest capitalization stocks and those smaller. The past two quarters were completely different market environments, but both evidence that ultra-cap dominance may finally be coming to an end. As investors extend their search down the capitalization spectrum for more compelling growth and valuation, we are poised to benefit from both the quality of our earnings growth and the potential expansion of valuation multiples in our universe.

         Have a pleasant autumn.

Sincerely,

/S/ William D. Zantzinger, Jr.                       /S/ John L. Lewis, IV

William D. Zantzinger, Jr.                           John L. Lewis, IV








[Whit Gardner was less involved in this quarter's letter than is typically the case. He has taken a few days to spend time with his family due to the passing of his mother. wdz]

          _____________________________________________________________

                     THE CHESAPEAKE AGGRESSIVE GROWTH FUND
          _____________________________________________________________

                               September 30, 1999


Investment Strategy
-------------------

The Chesapeake Aggressive Growth Fund seeks capital appreciation primarily through investments in small and medium growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 20% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
---------------------------

[Pie Chart Here]
     Apparel                               5.6%
     Business Services                     6.9%
     Computer Software                     6.2%
     Computers and Peripherals             8.0%
     Electronics/Instruments               6.5%
     Financial Services                    5.7%
     Healthcare Delivery                   5.7%
     Retail Sales & Distribution           9.8%
     Semiconductors & Related             19.8%
     Telecommunications                    7.0%
     All Others                           18.7%


About The Investment Advisor
----------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 28. The research team is comprised of 15.

Ten Largest Holdings
--------------------

1.  LSI Logic Corp.                    4.3%
2.  Jones Apparel Group, Inc.          4.2%
3.  BMC Software, Inc.                 3.4%
4.  EMC Corporation                    3.4%
5.  Pinnacle Systems, Inc.             3.0%
6.  Checkfree Holdings Corp.           2.4%
7.  Antec Corp.                        2.3%
8.  Ames Department Stores             2.1%
9.  CEC Entertainment Inc.             2.1%
10. CTS Corp.                          2.0%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                    274
Number of Companies                      86
5 Yr. Historical Earnings Growth        23%
Earnings Growth - next year             40%
P/E Ratio - next year                    19
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                          Annualized
--------------------------------------------------------------------------------
        The Chesapeake             Quarter      1 Year      5 Year      Since
Aggressive Growth Fund               End                              Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction               0.7%        35.9%       11.7%      14.6%
--------------------------------------------------------------------------------
    Net of the maximum
            Sales load^1            -2.3%        31.8%       11.0%      14.0%
--------------------------------------------------------------------------------

    1 The maximum sales load for the Fund is 3%. The inception date of the Fund was January 4, 1993. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.



For more complete information regarding The Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.



                Must be accompanied or preceded by a prospectus.
                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                       _____________________________________________________________

                                   THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                       _____________________________________________________________


                                          PORTFOLIO OF INVESTMENTS
                                                (unaudited)
                                             September 30, 1999

=====================================================  ====================================================
Quantity      Security                 Market Value     Quantity     Security                 Market Value
=====================================================  ====================================================
   47,600 AVT Corp                        1,457,750       93,250 Insight Enterprises, Inc.       3,030,625
  139,900 Adaptec, Inc.                   5,552,281       23,000 InterVU, Inc.                     853,875
  115,800 Advanced Radio Telecom          1,461,975      152,300 International Fibercom Inc.       799,575
   97,100 Advantage Learning System       1,808,487      400,300 Jones Apparel Group, Inc.      11,508,625
  149,200 Aeroflex, Inc.                  1,818,375      112,400 Kent Electronics Corp.          2,079,400
   57,800 Alpha Industries, Inc.          3,260,281      227,200 LSI Logic Corp.                11,814,400
  176,600 American Capital Strategies     3,267,100      141,700 LTX Corp.                       1,939,519
   78,900 American Eagle Outfitters       3,821,719       60,400 Lason, Inc.                     2,689,687
  326,700 Americredit Corp.               4,880,081      253,400 Lifepoint Hospitals Inc.        2,201,412
  182,900 Ames Department Stores          5,829,937      106,200 MMC Networks, Inc.              3,312,112
  235,200 Amkor Technology Inc.           3,792,600       58,600 MRV Communications, Inc.        1,388,087
   89,900 Ancor Communications, Inc.      2,180,075       94,900 MidAmerican Energy Holdings Co. 2,799,550
  117,200 Antec Corp.                     6,226,250      115,200 Nova Corporation                2,880,000
   50,800 Arthrocare                      2,774,950       45,100 Novellus Systems, Inc.          3,041,431
  113,650 Atlas Air Inc.                  2,486,094       62,100 O'Reilly Automotive, Inc.       2,959,453
  125,700 Atmel Corp.                     4,250,231       35,700 PRI Automation, Inc.            1,289,662
  131,200 BMC Software, Inc.              9,389,000       73,800 Papa Johns Intl Inc Com         3,044,250
  148,600 Bally Total Fitness Holdings    4,541,587      522,000 Per-Se Technologies, Inc.       1,794,375
   24,700 Bell & Howell Company             906,181       80,700 Peregrine Systems, Inc.         3,288,525
  131,100 Biomatrix, Inc.                 2,941,556      194,100 Pinnacle Systems, Inc.          8,224,987
   46,200 Biomet, Inc.                    1,215,637       60,000 PolyMedica Corp.                1,395,000
   65,700 Brooks Automation, Inc.         1,153,856       51,100 QLogic Corporation              3,567,419
   79,800 CDW Computer Centers,Inc.       3,900,225       93,900 Quantum Corp - DLT & Storage    1,320,469
  159,200 CEC Entertainment Inc.          5,711,300      139,800 Renal Care Group, Inc.          3,062,494
   53,100 CSG Systems International       1,455,272       71,900 Rent-Way Inc.                   1,366,100
   98,100 CTS Corp.                       5,640,750      161,700 Republic Services, Inc.         1,758,487
  396,800 Caremark RX, Inc.               2,281,600       76,300 Roberts Pharmaceutical          2,308,075
   23,800 Carrier Access Corp.              995,137       50,300 SEI Investments Company         4,490,847
  151,500 Cash America International      1,429,781      109,300 SLI, Inc.                       2,329,456
  110,900 Celgene Corp.                   3,001,231      111,600 Semtech Corp.                   4,087,350
  157,500 Checkfree Holdings Corp.        6,477,187      212,900 Sonic Automotive, Inc.          2,767,700
  125,300 Children's Place Retail Stores  3,336,112       77,900 Stanford Telecommunications     2,478,194
  100,300 Cognizant Technology Solutions  3,171,987      121,412 System Software Associates, Inc.  235,237
   91,480 Comair Holdings, Inc.           1,526,572       93,800 Terex Corp.                     2,954,700
   58,460 Comverse Technology, Inc.       5,513,509       96,500 TriQuint Semiconductor          5,518,594
   74,400 Credence Systems Corp.          3,338,700      115,100 Trigon Healthcare, Inc.         3,366,675
  114,600 Digital Microwave Corp.         1,797,787      125,000 U.S.Foodservice                 2,250,000
  148,000 Dollar Thrifty Automotive Group 3,061,750       70,500 Unify                           1,586,250
  131,400 EMC Corporation                 9,378,675       77,200 Universal Health Services, Inc. 1,997,550
   67,300 Federal-Mogul Corp.             1,854,956       65,100 Value America Inc.                830,025
   51,300 Flextronics International       2,985,019      189,400 ValueVision International       4,924,400
  120,300 Galileo Technology Ltd.         3,007,500      164,700 Varco International, Inc.       2,007,281
   66,100 Gerald Stevens Inc.               925,400      117,800 iMall, Inc.                     2,201,387





                                                              TOTAL EQUITY                     275,549,702

                                                              CASH EQUIVALENT**                 (1,486,538)

                                                              TOTAL ASSETS                     274,063,164



**Pending securities settlement

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                               Annual Report 1999


                          FOR THE YEAR ENDED AUGUST 31,






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

                     THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                    Performance Update - $25,000 Investment

                      For the period from January 4, 1993
                 (Commencement of Operations) to August 31, 1999


====================================================================
                    The Chesapeake      NASDAQ         S&P 500 Total
                      Aggressive      Industrials      Total Return
                     Growth Fund         Index            Index
====================================================================

       1/4/93          $24,250          $25,000          $25,000
      2/28/93           24,066           24,231           25,562
      5/31/93           26,474           25,487           26,006
      8/31/93           28,765           26,299           27,113
     11/30/93           30,203           27,207           27,200
      2/28/94           35,797           29,006           27,692
      5/31/94           32,132           25,932           27,265
      8/31/94           33,489           26,804           28,596
     11/30/94           34,520           26,291           27,485
      2/28/95           36,044           27,028           29,731
      5/31/95           40,252           28,814           32,769
      8/31/95           51,058           33,547           34,730
     11/30/95           48,684           33,945           37,649
      2/29/96           46,152           35,224           40,048
      5/31/96           51,084           41,492           42,088
      8/31/96           44,517           36,875           41,234
     11/30/96           49,643           39,196           48,008
      2/28/97           50,735           38,562           50,526
      5/31/97           54,207           39,944           54,468
      8/31/97           62,831           45,251           57,995
     11/30/97           60,932           44,105           61,865
      2/28/98           64,010           46,280           68,212
      5/31/98           62,182           47,037           71,182
      8/31/98           42,652           34,279           62,689
     11/30/98           51,247           43,029           76,503
      2/28/99           51,097           46,207           81,675
      5/31/99           56,832           52,133           86,148
      8/31/99           58,075           55,572           87,655


This graph depicts the performance of The Chesapeake Aggressive Growth Fund versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Aggressive Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Returns

--------------------------------------------------------------------------------
                                One Year         Five Years     Since Inception
--------------------------------------------------------------------------------
       No Sales Load             36.16%            11.63%           14.02%
--------------------------------------------------------------------------------
  Maximum 3.0% Sales Load        32.08%            10.96%           13.50%
--------------------------------------------------------------------------------


The graph assumes an initial $25,000 investment at January 4, 1993 ($24,250 after maximum sales load of 3.0%). All dividends and distributions are reinvested.

At August 31, 1999, The Chesapeake Aggressive Growth Fund would have grown to $58,075 - total investment return of 132.30% since January 4, 1993. Without the deduction of the 3.0% maximum sales load, The Chesapeake Aggressive Growth Fund would have grown to $59,872 - total investment return of 139.49% since January 4, 1993. The sales load may be reduced or eliminated for larger purchases.

At August 31, 1999, a similar investment in the NASDAQ Industrials Index would have grown to $55,572 - total investment return of 122.29% since January 4, 1993; while a similar investment in the S&P 500 Total Return Index would have grown to $87,655 - total investment return of 250.62% since January 4, 1993.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.


                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.35%

       Aerospace & Defense - 0.57%
         (a)BE Aerospace Corporation ...............................................                  94,200            $  1,630,837
                                                                                                                        ------------

       Apparel Manufacturing - 3.83%
         (a)Jones Apparel Group, Inc. ..............................................                 422,300              10,953,406
                                                                                                                        ------------

       Auto Parts - Original Equipment - 1.25%
            Federal-Mogul Corporation ..............................................                  78,500               3,581,563
                                                                                                                        ------------

       Auto - Rental/Leasing - 1.59%
         (a)Dollar Thrifty Automotive Group, Inc. ..................................                 148,000               2,784,250
         (a)Rent-Way, Inc. .........................................................                  85,000               1,753,125
                                                                                                                        ------------
                                                                                                                           4,537,375
                                                                                                                        ------------
       Broadcast - Radio and Television - 1.45%
         (a)ValueVision International, Inc. ........................................                 173,400               4,139,925
                                                                                                                        ------------

       Commercial Services - 3.22%
         (a)Lason, Inc. ............................................................                  63,700               2,878,444
         (a)Navigant Consulting, Inc. ..............................................                  72,900               3,198,487
         (a)NOVA Corporation .......................................................                 120,400               3,130,400
                                                                                                                        ------------
                                                                                                                           9,207,331
                                                                                                                        ------------
       Computers - 6.16%
         (a)EMC Corporation ........................................................                 140,900               8,454,000
         (a)Pinnacle Systems, Inc. .................................................                 218,200               7,118,775
         (a)Quantum Corporation-DLT & Storage System ...............................                  93,900               1,719,544
         (a)Quantum Corporation-Hard Disk Drive ....................................                  46,950                 334,519
                                                                                                                        ------------
                                                                                                                          17,626,838
                                                                                                                        ------------
       Computer Software & Services - 8.38%
         (a)Bell & Howell Company ..................................................                  56,200               1,882,700
         (a)BMC Software, Inc. .....................................................                 138,900               7,474,556
         (a)CheckFree Holdings Corporation .........................................                 162,300               4,747,275
         (a)CSG Systems International, Inc. ........................................                  61,400               1,385,338
         (a)Cognizant Technology Solutions Corporation .............................                 110,300               2,660,987
         (a)IMRglobal Corp. ........................................................                  76,300               1,301,869
         (a)Peregrine Systems, Inc. ................................................                  88,100               2,907,300
         (a)System Software Associates, Inc. .......................................                 582,850                 637,521
         (a)Unify Corporation ......................................................                  75,000                 975,000
                                                                                                                        ------------
                                                                                                                          23,972,546
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Electrical Equipment - 0.99%
         (a)SLI, Inc. ..............................................................                 115,800            $  2,837,100
                                                                                                                        ------------

       Electronics - 4.89%
         (a)Aeroflex Incorporated ..................................................                 172,900               2,831,238
            CTS Corporation ........................................................                 110,400               5,257,800
         (a)Flextronics International Ltd. .........................................                  65,100               3,820,556
         (a)Kent Electronics Corporation ...........................................                 123,100               2,085,006
                                                                                                                        ------------
                                                                                                                         13,994,600
                                                                                                                        ------------
       Electronics - Semiconductor - 21.76%
         (a)Adaptec, Inc. ..........................................................                 146,200               5,701,800
         (a)Alpha Industries, Inc. .................................................                  65,600               3,735,100
         (a)Amkor Technology, Inc. .................................................                 315,100               5,553,637
         (a)Atmel Corporation ......................................................                 127,900               5,028,069
         (a)Brooks Automation, Inc. ................................................                  71,200               1,548,600
         (a)Credence Systems Corporation ...........................................                  74,400               3,199,200
         (a)Galileo Technology Ltd. ................................................                  64,200               3,346,425
         (a)LSI Logic Corporation ..................................................                 248,900              14,125,075
         (a)LTX Corporation ........................................................                 141,700               1,842,100
         (a)QLogic Corporation .....................................................                  59,800               5,206,337
         (a)Semtech Corporation ....................................................                  55,800               3,909,487
         (a)Teradyne, Inc. .........................................................                  51,600               3,512,025
         (a)TriQuint Semiconductor, Inc. ...........................................                 104,800               5,541,300
                                                                                                                        ------------
                                                                                                                          62,249,155
                                                                                                                        ------------
       Environmental Control - 0.65%
         (a)Republic Services, Inc. ................................................                 171,200               1,861,800
                                                                                                                        ------------

       Financial Consumer Credit - 1.58%
         (a)AmeriCredit Corp. ......................................................                 353,500               4,529,219
                                                                                                                        ------------

       Financial Services - 2.90%
            American Capital Strategies, Ltd. ......................................                 176,600               3,057,388
            SEI Investments Company ................................................                  57,100               5,249,631
                                                                                                                        ------------
                                                                                                                           8,307,019
                                                                                                                        ------------
       Food - Wholesale - 0.99%
         (a)U.S. Foodservice .......................................................                 135,500               2,820,094
                                                                                                                        ------------

       Leisure Time - 1.74%
         (a)Bally Total Fitness Holding Corporation ................................                 155,400               4,982,513
                                                                                                                        ------------




                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Machine - Construction & Mining - 0.91%
         (a)Terex Corporation ......................................................                  97,000            $  2,606,875
                                                                                                                        ------------

       Medical - Services - 6.22%
         (a)Dendrite International, Inc. ...........................................                  46,800               1,948,050
         (a)LifePoint Hospitals, Inc. ..............................................                 267,100               1,836,313
         (a)MedPartners, Inc. ......................................................                 427,000               2,989,000
         (a)Per-Se Technologies, Inc. ..............................................                 563,000               2,005,687
         (a)MedQuist Inc. ..........................................................                  56,300               1,959,944
         (a)Trigon Healthcare, Inc. ................................................                 120,000               4,357,500
         (a)Universal Health Services, Inc. ........................................                  80,700               2,693,363
                                                                                                                        ------------
                                                                                                                          17,789,857
                                                                                                                        ------------
       Medical Supplies - 2.17%
         (a)ArthroCare Corporation .................................................                  51,800               1,855,088
         (a)Biomatrix, Inc. ........................................................                 131,100               2,572,837
            Biomet, Inc. ...........................................................                  49,900               1,783,925
                                                                                                                        ------------
                                                                                                                           6,211,850
                                                                                                                        ------------
       Miscellaneous - Manufacturing - 0.00%
            Wilshire Technologies, Warrants, expires 11/28/2002 ....................                  11,956                       0
                                                                                                                        ------------

       Oil & Gas - Exploration - 0.77%
         (a)Varco International, Inc. ..............................................                 176,500               2,184,187
                                                                                                                        ------------

       Pharmaceuticals - 2.50%
            ICN Pharmaceuticals, Inc. ..............................................                  97,500               2,023,125
         (a)Renal Care Group, Inc. .................................................                 156,900               3,000,712
         (a)Roberts Pharmaceutical Corporation .....................................                  79,200               2,118,600
                                                                                                                        ------------
                                                                                                                           7,142,437
                                                                                                                        ------------
       Restaurants & Food Service - 2.32%
         (a)CEC Entertainment Inc. .................................................                 125,500               3,498,313
         (a)Papa John's International, Inc. ........................................                  78,700               3,128,325
                                                                                                                        ------------
                                                                                                                           6,626,638
                                                                                                                        ------------
       Retail - Apparel - 1.13%
         (a)American Eagle Outfitters, Inc. ........................................                  82,400               3,234,200
                                                                                                                        ------------

       Retail - Automotive Parts - 1.75%
         (a)O'Reilly Automotive, Inc. ..............................................                  63,900               2,444,175
         (a)Sonic Automotive, Inc. .................................................                 212,900               2,568,106
                                                                                                                        ------------
                                                                                                                           5,012,281
                                                                                                                        ------------




                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Department Stores - 1.73%
         (a)Ames Department Stores, Inc. ...........................................                 168,700            $  4,955,562
                                                                                                                        ------------

       Retail - Speciality Line - 1.86%
            Cash America International, Inc. .......................................                 159,800               1,148,563
         (a)Gerald Stevens, Inc. ...................................................                  66,100                 776,675
         (a)iMALL, Inc. ............................................................                 130,800               2,264,475
         (a)Value America, Inc. ....................................................                 106,300               1,122,794
                                                                                                                        ------------
                                                                                                                           5,312,507
                                                                                                                        ------------
       Telecommunications - 2.10%
         (a)Amdocs Limited .........................................................                 138,000               3,622,500
         (a)DSP Communications, Inc. ...............................................                 101,700               2,389,950
                                                                                                                        ------------
                                                                                                                           6,012,450
                                                                                                                        ------------
       Telecommunications Equipment - 7.01%
         (a)Ancor Communications, Inc. .............................................                  89,900               2,382,350
         (a)ANTEC Corporation ......................................................                 123,400               5,622,412
         (a)Carrier Access Corporation .............................................                  23,800               1,154,300
         (a)CommScope, Inc. ........................................................                  27,500                 947,031
         (a)Comverse Technology, Inc. ..............................................                  61,260               4,778,280
         (a)Digital Microwave Corporation ..........................................                 121,100               1,657,556
         (a)International FiberCom, Inc. ...........................................                 152,300               1,142,250
         (a)Stanford Telecommunications, Inc. ......................................                  82,400               2,369,000
                                                                                                                        ------------
                                                                                                                          20,053,179
                                                                                                                        ------------
       Transportation - Air - 2.13%
         (a)Atlas Air, Inc. ........................................................                 113,650               3,096,962
            COMAIR Holdings, Inc. ..................................................                 142,180               3,003,553
                                                                                                                        ------------
                                                                                                                           6,100,515
                                                                                                                        ------------
       Utilities - Electric - 1.49%
            MidAmerican Energy Holding Company .....................................                 149,000               4,265,125
                                                                                                                        ------------

       Wholesale & Distribution - Specialty Line - 2.31%
         (a)CDW Computer Centers, Inc. .............................................                  82,900               3,678,688
         (a)Insight Enterprises, Inc. ..............................................                  97,050               2,935,763
                                                                                                                        ------------
                                                                                                                           6,614,451
                                                                                                                        ------------

            Total Common Stocks (Cost $213,176,462) ................................                                     281,353,435
                                                                                                                        ------------





                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.52%

       Evergreen Money Market Treasury Institutional Money .........................               1,485,508            $  1,485,508
            Market Fund Institutional Service Shares                                                                    ------------
            (Cost $1,485,508)

Total Value of Investments (Cost $214,661,970 (b)) .................................                   98.87 %          $282,838,943
Other Assets Less Liabilities ......................................................                    1.13 %             3,242,125
                                                                                                      ------            ------------
       Net Assets ..................................................................                  100.00 %          $286,081,068
                                                                                                      ======            ============




       (a)  Non-income producing investment.

       (b)  Aggregate cost for federal income tax purposes is $214,910,760.  Unrealized  appreciation  (depreciation)
            of investments for federal income tax purposes is as follows:



            Unrealized appreciation ................................................................................   $ 88,469,254
            Unrealized depreciation ................................................................................    (20,541,071)
                                                                                                                       ------------

                            Net unrealized appreciation ............................................................   $ 67,928,183
                                                                                                                       ============

















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 1999


ASSETS
       Investments, at value (cost $214,661,970) .....................................................                 $282,838,943
       Cash ..........................................................................................                       20,708
       Income receivable .............................................................................                       89,629
       Receivable for investments sold ...............................................................                    3,145,202
       Receivable for fund shares sold ...............................................................                      115,523
       Other assets ..................................................................................                        4,894
                                                                                                                       ------------

            Total assets .............................................................................                  286,214,899
                                                                                                                       ------------

LIABILITIES
       Accrued expenses ..............................................................................                       42,225
       Payable for investment purchases ..............................................................                       87,975
       Payable for fund shares redeemed ..............................................................                        3,631
                                                                                                                       ------------

            Total liabilities ........................................................................                      133,831
                                                                                                                       ------------

NET ASSETS
       (applicable to 17,021,028 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .......................................                 $286,081,068
                                                                                                                       ============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
       ($286,081,068 / 17,021,028 shares) ............................................................                       $16.81
                                                                                                                       ============

OFFERING PRICE PER SHARE
       (100 / 97% of $16.81) .........................................................................                       $17.33
                                                                                                                       ============

NET ASSETS CONSIST OF
       Paid-in capital ...............................................................................                 $219,466,768
       Accumulated net realized loss on investments ..................................................                   (1,562,673)
       Net unrealized appreciation on investments ....................................................                   68,176,973
                                                                                                                       ------------
                                                                                                                       $286,081,068
                                                                                                                       ============


















See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                     Year ended August 31, 1999



INVESTMENT LOSS

       Income
            Dividends ..................................................................................               $    976,486
                                                                                                                       ------------


       Expenses
            Investment advisory fees (note 2) ..........................................................                  4,502,788
            Fund administration fees (note 2) ..........................................................                    320,167
            Custody fees ...............................................................................                     21,428
            Registration and filing administration fees (note 2) .......................................                      6,580
            Fund accounting fees (note 2) ..............................................................                     21,000
            Audit fees .................................................................................                     16,250
            Legal fees .................................................................................                     17,500
            Securities pricing fees ....................................................................                      5,907
            Shareholder recordkeeping fees .............................................................                     12,984
            Shareholder administrative fees (note 2) ...................................................                     50,000
            Shareholder servicing expenses .............................................................                     68,232
            Registration and filing expenses ...........................................................                      7,377
            Printing expenses ..........................................................................                     23,000
            Trustee fees and meeting expenses ..........................................................                      9,007
            Other operating expenses ...................................................................                     41,097
                                                                                                                       ------------

                  Total expenses .......................................................................                  5,123,317
                                                                                                                       ------------

                       Less expense reimbursements (note 4) ............................................                   (104,940)
                                                                                                                       ------------

                       Net expenses ....................................................................                  5,018,377
                                                                                                                       ------------

                       Net investment loss .............................................................                 (4,041,891)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions ..................................................                 (1,409,378)
       Decrease in unrealized depreciation on investments ..............................................                119,786,543
                                                                                                                       ------------

            Net realized and unrealized gain on investments ............................................                118,377,165
                                                                                                                       ------------

                  Net increase in net assets resulting from operations .................................               $114,335,274
                                                                                                                       ============








See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Year ended           Year ended
                                                                                                   August 31,           August 31,
                                                                                                      1999                 1998
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS

     Operations
          Net investment loss ......................................................             $  (4,041,891)       $  (6,758,939)
          Net realized (loss) gain from investment transactions ....................                (1,409,378)          38,364,114
          Decrease in unrealized depreciation (appreciation) on investments ........               119,786,543         (211,160,640)
                                                                                                 -------------        -------------

              Net increase (decrease) in net assets resulting from operations ......               114,335,274         (179,555,465)
                                                                                                 -------------        -------------

     Distributions to shareholders from
          Net realized gain from investment transactions ...........................               (26,811,798)         (78,304,241)
                                                                                                 -------------        -------------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a)         (171,246,000)          14,174,396
                                                                                                 -------------        -------------

                                Total decrease in net assets .......................               (83,722,524)        (243,685,310)

NET ASSETS

     Beginning of year .............................................................               369,803,592          613,488,902
                                                                                                 -------------        -------------

     End of year ...................................................................             $ 286,081,068        $ 369,803,592
                                                                                                 =============        =============



(a) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                   Year ended                                Year ended
                                                                 August 31, 1999                           August 31, 1998

                                                          Shares                Value               Shares                Value
                                                       -----------------------------------------------------------------------------

Shares sold ........................................       2,212,958        $  34,202,677            2,928,296        $  59,641,139
Shares issued for reinvestment
     of distributions ..............................       1,782,993           26,370,458            3,755,172           74,389,963
                                                       -------------        -------------        -------------        -------------

                                                           3,995,951           60,573,135            6,683,468          134,031,102

Shares redeemed ....................................     (14,770,790)        (231,819,135)          (6,228,186)        (119,856,706)
                                                       -------------        -------------        -------------        -------------

     Net (decrease) increase .......................     (10,774,839)       $(171,246,000)             455,282        $  14,174,396
                                                       =============        =============        =============        =============









See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Year ended     Year ended     Year ended     Year ended     Year ended
                                                           August 31,     August 31,     August 31,     August 31,     August 31,
                                                              1999           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................       $13.30         $22.44         $16.88         $20.70         $13.58

      Income(loss) from investment operations
           Net investment loss ..........................        (0.24)         (0.24)         (0.22)         (0.18)         (0.15)
           Net realized and unrealized gain (loss)
             on investments .............................         4.89          (6.02)          6.84          (2.53)          7.27
                                                          ------------   ------------   ------------   ------------   ------------

                Total from investment operations ........         4.65          (6.26)          6.62          (2.71)          7.12
                                                          ------------   ------------   ------------   ------------   ------------

      Distributions to shareholders from
           Net realized gain from investment transactions        (1.14)         (2.88)         (1.06)         (1.11)          0.00
                                                          ------------   ------------   ------------   ------------   ------------


Net asset value, end of year ............................       $16.81         $13.30         $22.44         $16.88         $20.70
                                                          ============   ============   ============   ============   ============

Total return (a) ........................................        36.16 %       (32.12)%        41.14 %       (12.81)%        52.45 %
                                                          ============   ============   ============   ============   ============

Ratios/supplemental data
      Net assets, end of year ........................... $286,081,068   $369,803,592   $613,488,902   $460,307,496   $460,286,044
                                                          ============   ============   ============   ============   ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          1.42 %         1.40 %         1.42 %         1.42 %         1.43 %
           After expense reimbursements and waived fees           1.39 %         1.40 %         1.42 %         1.42 %         1.43 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees         (1.15)%        (1.15)%        (1.17)%        (1.05)%        (1.07)%
           After expense reimbursements and waived fees          (1.12)%        (1.15)%        (1.17)%        (1.05)%        (1.07)%

      Portfolio turnover rate ...........................       110.27 %        86.18 %       115.51 %       110.04 %        75.42 %



(a) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund"), formerly known as The Chesapeake Growth Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on January 4, 1993. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  The Fund has capital loss carryforwards for federal income tax purposes of $1,160,588 which expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $4,041,891 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999



         D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended August 31, 1999, the Distributor retained sales charges in the amount of $315.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $385,391,285 and $577,421,952, respectively, for the year ended August 31, 1999.

                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999



NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended August 31, 1999, the Fund's expenses were reduced by $104,940 under this agreement.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $1.14 per share distributions for the year ended August 31, 1999, was classified as long-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Aggressive Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the portfolio of investments, as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended August 31, 1999 and 1998, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Aggressive Growth Fund as of August 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

Pittsburgh, Pennsylvania
September 17, 1999

________________________________________________________________________________


                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






























                 This Report has been prepared for shareholders
               and may be distributed to others only if preceded
                    or accompanied by a current prospectus.

                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________



                                                       October 1, 1999




Dear Shareholder:

         The Chesapeake Growth Fund Institutional Class closed the third quarter with a year-to-date gain of 6.2%. This gain compares to gains of 2.4% for the Russell 2000 and 5.4% for the S&P 500. This year-to- date gain comes on the back of a third quarter loss of 2.8%, versus a loss of 6.3% in the Russell 2000, and a loss of 6.2% in the S&P. Our relative success through the past two quarters reinforces our belief that the environment has truly improved for our methodology of investing.

         Economic growth throughout the world has stabilized or is improving, though attention is now focused on the potential inflationary ramifications of resurgent growth. Labor markets are tight; crude oil prices rose 20% this quarter; the dollar declined steadily against the yen since mid-July; and gold prices spiked 20% this past week. Yet productivity gains continue to absorb these pressures, and so inflation has not materialized to the extent feared. As a result, interest rates were little changed this quarter, after rising steadily through the first half of the year. Nevertheless, despite a healthy business environment and robust corporate earnings, present concerns about interest rate policy will most likely dominate investor sentiment until the Fed meets on October 5th.

         The resulting trepidation on the part of investors generated a broad sell-off in stocks this quarter that spanned most economic sectors and all market capitalizations. For the first time in years, investors did not seek refuge in the largest capitalization names during a time of market uncertainty. Consequently, losses in smaller and midcap stocks were in line with losses in the larger cap universe.

         In an environment characterized by interest rate concerns, it should come as no surprise that larger cap stocks, with slower earnings growth and higher valuations, would experience compression. Much of their appreciation over the past several years has been dependent upon price/earnings multiple expansion driven by falling interest rates. In an environment of stable or rising rates, investors will turn to stocks with more reasonable valuations and with the ability to grow their earnings rapidly enough to outpace inflation. This phenomenon was largely responsible for the long period of outperformance in the small cap universe through the late 70's and early 80's.

         Our focus on company specific research continues to lead us to businesses where earnings growth is strongest. And this focus on strong fundamentals at the company level often leads us to discover strong fundamentals at the industry level. Thus our recent outperformance was both a result of picking good stocks and of being led by those stock picks to good industries.

         Our fundamental analysis at the company level led us to invest in a number of broadband communication enabling companies that are benefiting from the demands of the continued evolution of information and internet technology. These investments proved quite profitable through the quarter, and we now have begun to pare back our exposure here, making room for investment in other areas, including retail and healthcare, where we think business prospects for some companies are stronger than currently perceived.

         As is often the case, many companies with excellent fundamentals and growth prospects have been oversold with their respective industry groups. When investors retreated from the retail sector because of environmental concerns, for example, few individual companies were spared. Because our discipline focuses on those companies with relatively less macroeconomic exposure, we often find excellent investment opportunities in these situations. We seek companies whose prospects are underpinned by proprietary products and defensible market positions, and whose growth is typically much faster than that of their industries. We believe these companies are better able to sustain earnings growth through changes in their business environments, and are also better positioned to generate real earnings growth through inflationary periods.

         We are encouraged after this period of broad selling, by the current opportunity to find mispriced stocks with superior growth prospects. And we are comforted by the wide disparity in valuations between the largest capitalization stocks and those smaller. The past two quarters were completely different market environments, but both evidence that ultra-cap dominance may finally be coming to an end. As investors extend their search down the capitalization spectrum for more compelling growth and valuation, we are poised to benefit from both the quality of our earnings growth and the potential expansion of valuation multiples in our universe.

         Have a pleasant autumn.

Sincerely,


/S/ William D. Zantzinger, Jr.                       /S/ John L. Lewis, IV

William D. Zantzinger, Jr.                           John L. Lewis, IV









[Whit Gardner was less involved in this quarter's letter than is typically the case. He has taken a few days to spend time with his family due to the passing of his mother. wdz]

               ___________________________________________________

                           THE CHESAPEAKE GROWTH FUND
               ___________________________________________________

                               September 30, 1999


Investment Strategy
-------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
---------------------------

[Pie Chart Here]
     Apparel                             7.0%
     Business Services                   9.7%
     Computer Software                   9.8%
     Computers & Peripherals            16.5%
     Electronics/Instruments             5.6%
     Energy Services                     8.6%
     Pharmaceuticals                     4.3%
     Retail Sales & Distribution         6.2%
     Semiconductors & Related           10.0%
     Telecommunications                 10.5%
     All Others                         11.9%


About The Investment Advisor
----------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 28. The research team is comprised of 15.

Ten Largest Holdings
--------------------

1.  EMC Corporation              6.2%
2.  MCI Worldcom Inc.            4.1%
3.  LSI Logic Corp.              3.5%
4.  Jones Apparel Group, Inc.    3.7%
5.  Sun Microsystems, Inc.       3.2%
6.  BMC Software, Inc.           2.8%
7.  Adaptec, Inc.                2.7%
8.  Scientific-Atlanta, Inc.     2.6%
9.  Atmel Corp.                  2.6%
10. AES Corporation              2.4%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                    218
Number of Companies                      65
5 Yr. Historical Earnings Growth        24%
Earnings Growth - net year              35%
P/E Ratio - next year                    22
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                              Annualized
--------------------------------------------------------------------------------
                                Quarter      1 Year      5 Year        Since
                                  End                                Inception
--------------------------------------------------------------------------------
     The Chesapeake Growth
 Fund Institutional Series       -2.8%       35.8%        15.4%        15.6%
--------------------------------------------------------------------------------

Historical performance for the Chesapeake Growth Fund Institutional Series has been calculated by using the performance of an original class of The Fund (know as the A Shares) from inception on April 6, 1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.


                Must be accompanied or preceded by a prospectus.
                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                               ___________________________________________________

                                            THE CHESAPEAKE GROWTH FUND
                               ___________________________________________________


                                             PORTFOLIO OF INVESTMENTS
                                                   (unaudited)
                                                September 30, 1999

======================================================     ======================================================
   Quantity   Security                   Market Value       Quantity   Security                      Market Value
======================================================     ======================================================
    87,300 AES Corporation                 5,150,700         84,200 Harrah's Entertainment             2,336,550
    77,200 Abercrombie & Fitch Co.         2,629,625         48,100 Heller Financial                   1,082,250
   203,400 Acxiom Corp.                    3,998,081        117,000 IMS Health Inc.                    2,669,062
   149,500 Adaptec, Inc.                   5,933,281         50,200 Insight Communications, Inc.       1,436,975
    84,700 American Eagle Outfitters       4,102,656         21,600 JDS Uniphase, Inc.                 2,458,350
   170,300 American Power Conversion       3,235,700        260,100 Jones Apparel Group, Inc.          7,477,875
   155,800 Amerisource Health Corp.        3,690,512         42,200 KLA-Tencor Corp.                   2,743,000
   146,300 Ames Department Stores          4,663,312        146,700 LSI Logic Corp.                    7,628,400
   111,400 Amkor Technology Inc.           1,796,325        125,900 MCI Worldcom Inc.                  9,049,062
   168,200 Atmel Corp.                     5,687,262         54,200 Mercury Interactive Corp.          3,499,287
    96,200 BEA Systems, Inc.               3,397,062        129,600 MidAmerican Energy Holdings Co     3,823,200
    95,400 BJ Services                     3,034,912         78,700 Mohawk Industries, Inc.            1,569,081
    86,100 BMC Software, Inc.              6,161,531         42,200 Navigant Consulting Co.            1,957,025
   120,600 BioChem Pharma, Inc.            2,886,862        133,700 Nova Corporation                   3,342,500
    44,400 Biomet, Inc.                    1,168,275         56,000 Papa Johns Intl Inc Com            2,310,000
   119,800 Checkfree Holdings Corp.        4,926,775        246,600 Republic Services, Inc.            2,681,775
    62,400 Ciena Corp.                     2,277,600         90,200 Research In Motion Ltd.            2,790,562
    56,600 Circuit City Stores, Inc.       2,387,812         51,700 Sanmina Corp.                      4,000,287
    63,500 Citrix Systems, Inc.            3,933,031        116,300 Scientific-Atlanta, Inc.           5,764,119
   106,300 Columbia/HCA Healthcare Corp.   2,252,231         41,700 Shared Medical Systems             1,949,475
    93,050 Comair Holdings, Inc.           1,552,772         74,600 Sun Microsystems, Inc.             6,937,800
   183,800 Comdisco, Inc.                  3,549,637         99,200 Symantec Corp.                     3,568,100
   130,150 Concord EFS, Inc.               2,684,344         53,550 System Software Associates, In       103,753
    52,900 Conexant Systems, Inc.          3,843,516         71,600 Tandy Corp.                        3,700,825
    75,700 DSP Communications, Inc.        1,438,300        100,600 Tenet Healthcare Corp.             1,766,787
    62,700 EG&G Inc.                       2,492,325         66,800 Tommy Hilfiger Corp                1,882,925
   189,400 EMC Corporation                13,518,425        120,100 Transocean Offshore, Inc.          3,678,062
    26,800 Exodus Communications, Inc.     1,931,275         10,200 U.S.Foodservice                      183,600
    60,600 Federal-Mogul Corp.             1,670,287         75,000 Unisys Corp.                       3,384,375
    68,300 Forest Laboratories, Inc.       2,877,137        103,300 United Healthcare Corp.            5,029,419
     9,882 Gartner Group Inc. Class B        164,906         93,600 Weatherford International, Inc     2,995,200
    50,100 Gateway Inc.                    2,204,400         74,800 Westpoint Stevens, Inc.            1,767,150
                                                             43,600 Young & Rubicam Inc.               1,918,400


                                                                    TOTAL EQUITY                     218,726,109

                                                                    CASH EQUIVALENT**                   (972,297)

                                                                    TOTAL ASSETS                     217,753,812

**Pending securities settlement

                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________



                                                       October 1, 1999




Dear Shareholder:

         The Chesapeake Growth Fund Series A closed the third quarter with a year-to-date gain of 5.9%. This gain compares to gains of 2.4% for the Russell 2000 and 5.4% for the S&P 500. This year-to- date gain comes on the back of a third quarter loss of 2.8%, versus a loss of 6.3% in the Russell 2000, and a loss of 6.2% in the S&P. Our relative success through the past two quarters reinforces our belief that the environment has truly improved for our methodology of investing.

         Economic growth throughout the world has stabilized or is improving, though attention is now focused on the potential inflationary ramifications of resurgent growth. Labor markets are tight; crude oil prices rose 20% this quarter; the dollar declined steadily against the yen since mid-July; and gold prices spiked 20% this past week. Yet productivity gains continue to absorb these pressures, and so inflation has not materialized to the extent feared. As a result, interest rates were little changed this quarter, after rising steadily through the first half of the year. Nevertheless, despite a healthy business environment and robust corporate earnings, present concerns about interest rate policy will most likely dominate investor sentiment until the Fed meets on October 5th.

         The resulting trepidation on the part of investors generated a broad sell-off in stocks this quarter that spanned most economic sectors and all market capitalizations. For the first time in years, investors did not seek refuge in the largest capitalization names during a time of market uncertainty. Consequently, losses in smaller and midcap stocks were in line with losses in the larger cap universe.

         In an environment characterized by interest rate concerns, it should come as no surprise that larger cap stocks, with slower earnings growth and higher valuations, would experience compression. Much of their appreciation over the past several years has been dependent upon price/earnings multiple expansion driven by falling interest rates. In an environment of stable or rising rates, investors will turn to stocks with more reasonable valuations and with the ability to grow their earnings rapidly enough to outpace inflation. This phenomenon was largely responsible for the long period of outperformance in the small cap universe through the late 70's and early 80's.

         Our focus on company specific research continues to lead us to businesses where earnings growth is strongest. And this focus on strong fundamentals at the company level often leads us to discover strong fundamentals at the industry level. Thus our recent outperformance was both a result of picking good stocks and of being led by those stock picks to good industries.

         Our fundamental analysis at the company level led us to invest in a number of broadband communication enabling companies that are benefiting from the demands of the continued evolution of information and internet technology. These investments proved quite profitable through the quarter, and we now have begun to pare back our exposure here, making room for investment in other areas, including retail and healthcare, where we think business prospects for some companies are stronger than currently perceived.

         As is often the case, many companies with excellent fundamentals and growth prospects have been oversold with their respective industry groups. When investors retreated from the retail sector because of environmental concerns, for example, few individual companies were spared. Because our discipline focuses on those companies with relatively less macroeconomic exposure, we often find excellent investment opportunities in these situations. We seek companies whose prospects are underpinned by proprietary products and defensible market positions, and whose growth is typically much faster than that of their industries. We believe these companies are better able to sustain earnings growth through changes in their business environments, and are also better positioned to generate real earnings growth through inflationary periods.

         We are encouraged after this period of broad selling, by the current opportunity to find mispriced stocks with superior growth prospects. And we are comforted by the wide disparity in valuations between the largest capitalization stocks and those smaller. The past two quarters were completely different market environments, but both evidence that ultra-cap dominance may finally be coming to an end. As investors extend their search down the capitalization spectrum for more compelling growth and valuation, we are poised to benefit from both the quality of our earnings growth and the potential expansion of valuation multiples in our universe.

         Have a pleasant autumn.

Sincerely,


/S/ William D. Zantzinger, Jr.                       /S/ John L. Lewis, IV

William D. Zantzinger, Jr.                           John L. Lewis, IV









[Whit Gardner was less involved in this quarter's letter than is typically the case. He has taken a few days to spend time with his family due to the passing of his mother. wdz]

               ___________________________________________________

                           THE CHESAPEAKE GROWTH FUND
               ___________________________________________________

                               September 30, 1999


Investment Strategy
-------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
---------------------------

[Pie Chart Here]
     Apparel                             7.0%
     Business Services                   9.7%
     Computer Software                   9.8%
     Computers & Peripherals            16.5%
     Electronics/Instruments             5.6%
     Energy Services                     8.6%
     Pharmaceuticals                     4.3%
     Retail Sales & Distribution         6.2%
     Semiconductors & Related           10.0%
     Telecommunications                 10.5%
     All Others                         11.9%


About The Investment Advisor
----------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 28. The research team is comprised of 15.

Ten Largest Holdings
--------------------

1.  EMC Corporation              6.2%
2.  MCI Worldcom Inc.            4.1%
3.  LSI Logic Corp.              3.5%
4.  Jones Apparel Group, Inc.    3.7%
5.  Sun Microsystems, Inc.       3.2%
6.  BMC Software, Inc.           2.8%
7.  Adaptec, Inc.                2.7%
8.  Scientific-Atlanta, Inc.     2.6%
9.  Atmel Corp.                  2.6%
10. AES Corporation              2.4%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                    218
Number of Companies                      65
5 Yr. Historical Earnings Growth        24%
Earnings Growth - net year              35%
P/E Ratio - next year                    22
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                              Annualized
--------------------------------------------------------------------------------
           The Chesapeake        Quarter      1 Year      5 Year        Since
     Growth Fund Series A          End                                Inception
--------------------------------------------------------------------------------
   Without the sales load
                deduction         -2.8%       35.4%        15.1%        15.3%
--------------------------------------------------------------------------------
       Net of the maximum
               sales load^1       -5.7%       31.3%        14.4%        14.7%
--------------------------------------------------------------------------------

1 The maximum sales load for the Fund is 3%. Historical performance for the Chesapeake Growth Fund Series A has been calculated by using the performance of an original class of The Fund (now called Institutional Shares) from inception on April 6, 1994 until the date of issuance of the new Series A on April 7, 1995, and combining such performance with the performance of the Series A Shares since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.


                Must be accompanied or preceded by a prospectus.
                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                               ___________________________________________________

                                            THE CHESAPEAKE GROWTH FUND
                               ___________________________________________________


                                             PORTFOLIO OF INVESTMENTS
                                                   (unaudited)
                                                September 30, 1999

======================================================     ======================================================
   Quantity   Security                   Market Value       Quantity   Security                      Market Value
======================================================     ======================================================
    87,300 AES Corporation                 5,150,700         84,200 Harrah's Entertainment             2,336,550
    77,200 Abercrombie & Fitch Co.         2,629,625         48,100 Heller Financial                   1,082,250
   203,400 Acxiom Corp.                    3,998,081        117,000 IMS Health Inc.                    2,669,062
   149,500 Adaptec, Inc.                   5,933,281         50,200 Insight Communications, Inc.       1,436,975
    84,700 American Eagle Outfitters       4,102,656         21,600 JDS Uniphase, Inc.                 2,458,350
   170,300 American Power Conversion       3,235,700        260,100 Jones Apparel Group, Inc.          7,477,875
   155,800 Amerisource Health Corp.        3,690,512         42,200 KLA-Tencor Corp.                   2,743,000
   146,300 Ames Department Stores          4,663,312        146,700 LSI Logic Corp.                    7,628,400
   111,400 Amkor Technology Inc.           1,796,325        125,900 MCI Worldcom Inc.                  9,049,062
   168,200 Atmel Corp.                     5,687,262         54,200 Mercury Interactive Corp.          3,499,287
    96,200 BEA Systems, Inc.               3,397,062        129,600 MidAmerican Energy Holdings Co     3,823,200
    95,400 BJ Services                     3,034,912         78,700 Mohawk Industries, Inc.            1,569,081
    86,100 BMC Software, Inc.              6,161,531         42,200 Navigant Consulting Co.            1,957,025
   120,600 BioChem Pharma, Inc.            2,886,862        133,700 Nova Corporation                   3,342,500
    44,400 Biomet, Inc.                    1,168,275         56,000 Papa Johns Intl Inc Com            2,310,000
   119,800 Checkfree Holdings Corp.        4,926,775        246,600 Republic Services, Inc.            2,681,775
    62,400 Ciena Corp.                     2,277,600         90,200 Research In Motion Ltd.            2,790,562
    56,600 Circuit City Stores, Inc.       2,387,812         51,700 Sanmina Corp.                      4,000,287
    63,500 Citrix Systems, Inc.            3,933,031        116,300 Scientific-Atlanta, Inc.           5,764,119
   106,300 Columbia/HCA Healthcare Corp.   2,252,231         41,700 Shared Medical Systems             1,949,475
    93,050 Comair Holdings, Inc.           1,552,772         74,600 Sun Microsystems, Inc.             6,937,800
   183,800 Comdisco, Inc.                  3,549,637         99,200 Symantec Corp.                     3,568,100
   130,150 Concord EFS, Inc.               2,684,344         53,550 System Software Associates, In       103,753
    52,900 Conexant Systems, Inc.          3,843,516         71,600 Tandy Corp.                        3,700,825
    75,700 DSP Communications, Inc.        1,438,300        100,600 Tenet Healthcare Corp.             1,766,787
    62,700 EG&G Inc.                       2,492,325         66,800 Tommy Hilfiger Corp                1,882,925
   189,400 EMC Corporation                13,518,425        120,100 Transocean Offshore, Inc.          3,678,062
    26,800 Exodus Communications, Inc.     1,931,275         10,200 U.S.Foodservice                      183,600
    60,600 Federal-Mogul Corp.             1,670,287         75,000 Unisys Corp.                       3,384,375
    68,300 Forest Laboratories, Inc.       2,877,137        103,300 United Healthcare Corp.            5,029,419
     9,882 Gartner Group Inc. Class B        164,906         93,600 Weatherford International, Inc     2,995,200
    50,100 Gateway Inc.                    2,204,400         74,800 Westpoint Stevens, Inc.            1,767,150
                                                             43,600 Young & Rubicam Inc.               1,918,400


                                                                    TOTAL EQUITY                     218,726,109

                                                                    CASH EQUIVALENT**                   (972,297)

                                                                    TOTAL ASSETS                     217,753,812

**Pending securities settlement


                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________



                                                       October 1, 1999




Dear Shareholder:

         The Chesapeake Growth Fund Series C closed the third quarter with a year-to-date gain of 4.5%. This gain compares to gains of 2.4% for the Russell 2000 and 5.4% for the S&P 500. This year-to- date gain comes on the back of a third quarter loss of 3.3%, versus a loss of 6.3% in the Russell 2000, and a loss of 6.2% in the S&P. Our relative success through the past two quarters reinforces our belief that the environment has truly improved for our methodology of investing.

         Economic growth throughout the world has stabilized or is improving, though attention is now focused on the potential inflationary ramifications of resurgent growth. Labor markets are tight; crude oil prices rose 20% this quarter; the dollar declined steadily against the yen since mid-July; and gold prices spiked 20% this past week. Yet productivity gains continue to absorb these pressures, and so inflation has not materialized to the extent feared. As a result, interest rates were little changed this quarter, after rising steadily through the first half of the year. Nevertheless, despite a healthy business environment and robust corporate earnings, present concerns about interest rate policy will most likely dominate investor sentiment until the Fed meets on October 5th.

         The resulting trepidation on the part of investors generated a broad sell-off in stocks this quarter that spanned most economic sectors and all market capitalizations. For the first time in years, investors did not seek refuge in the largest capitalization names during a time of market uncertainty. Consequently, losses in smaller and midcap stocks were in line with losses in the larger cap universe.

         In an environment characterized by interest rate concerns, it should come as no surprise that larger cap stocks, with slower earnings growth and higher valuations, would experience compression. Much of their appreciation over the past several years has been dependent upon price/earnings multiple expansion driven by falling interest rates. In an environment of stable or rising rates, investors will turn to stocks with more reasonable valuations and with the ability to grow their earnings rapidly enough to outpace inflation. This phenomenon was largely responsible for the long period of outperformance in the small cap universe through the late 70's and early 80's.

         Our focus on company specific research continues to lead us to businesses where earnings growth is strongest. And this focus on strong fundamentals at the company level often leads us to discover strong fundamentals at the industry level. Thus our recent outperformance was both a result of picking good stocks and of being led by those stock picks to good industries.

         Our fundamental analysis at the company level led us to invest in a number of broadband communication enabling companies that are benefiting from the demands of the continued evolution of information and internet technology. These investments proved quite profitable through the quarter, and we now have begun to pare back our exposure here, making room for investment in other areas, including retail and healthcare, where we think business prospects for some companies are stronger than currently perceived.

         As is often the case, many companies with excellent fundamentals and growth prospects have been oversold with their respective industry groups. When investors retreated from the retail sector because of environmental concerns, for example, few individual companies were spared. Because our discipline focuses on those companies with relatively less macroeconomic exposure, we often find excellent investment opportunities in these situations. We seek companies whose prospects are underpinned by proprietary products and defensible market positions, and whose growth is typically much faster than that of their industries. We believe these companies are better able to sustain earnings growth through changes in their business environments, and are also better positioned to generate real earnings growth through inflationary periods.

         We are encouraged after this period of broad selling, by the current opportunity to find mispriced stocks with superior growth prospects. And we are comforted by the wide disparity in valuations between the largest capitalization stocks and those smaller. The past two quarters were completely different market environments, but both evidence that ultra-cap dominance may finally be coming to an end. As investors extend their search down the capitalization spectrum for more compelling growth and valuation, we are poised to benefit from both the quality of our earnings growth and the potential expansion of valuation multiples in our universe.

         Have a pleasant autumn.

Sincerely,


/S/ William D. Zantzinger, Jr.                       /S/ John L. Lewis, IV

William D. Zantzinger, Jr.                           John L. Lewis, IV









[Whit Gardner was less involved in this quarter's letter than is typically the case. He has taken a few days to spend time with his family due to the passing of his mother. wdz]

               ___________________________________________________

                           THE CHESAPEAKE GROWTH FUND
               ___________________________________________________

                               September 30, 1999


Investment Strategy
-------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
---------------------------

[Pie Chart Here]
     Apparel                             7.0%
     Business Services                   9.7%
     Computer Software                   9.8%
     Computers & Peripherals            16.5%
     Electronics/Instruments             5.6%
     Energy Services                     8.6%
     Pharmaceuticals                     4.3%
     Retail Sales & Distribution         6.2%
     Semiconductors & Related           10.0%
     Telecommunications                 10.5%
     All Others                         11.9%


About The Investment Advisor
----------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 28. The research team is comprised of 15.

Ten Largest Holdings
--------------------

1.  EMC Corporation              6.2%
2.  MCI Worldcom Inc.            4.1%
3.  LSI Logic Corp.              3.5%
4.  Jones Apparel Group, Inc.    3.7%
5.  Sun Microsystems, Inc.       3.2%
6.  BMC Software, Inc.           2.8%
7.  Adaptec, Inc.                2.7%
8.  Scientific-Atlanta, Inc.     2.6%
9.  Atmel Corp.                  2.6%
10. AES Corporation              2.4%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                    218
Number of Companies                      65
5 Yr. Historical Earnings Growth        24%
Earnings Growth - net year              35%
P/E Ratio - next year                    22
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                       Annualized
--------------------------------------------------------------------------------
                                Quarter         1 Year           Since
                                  End                          Inception
--------------------------------------------------------------------------------
            The Chesapeake
      Growth Fund Series C       -3.3%           32.9%            13.3%
--------------------------------------------------------------------------------

The inception date of the Series C of the Fund was April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.


                Must be accompanied or preceded by a prospectus.
                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                               ___________________________________________________

                                            THE CHESAPEAKE GROWTH FUND
                               ___________________________________________________


                                             PORTFOLIO OF INVESTMENTS
                                                   (unaudited)
                                                September 30, 1999

======================================================     ======================================================
   Quantity   Security                   Market Value       Quantity   Security                      Market Value
======================================================     ======================================================
    87,300 AES Corporation                 5,150,700         84,200 Harrah's Entertainment             2,336,550
    77,200 Abercrombie & Fitch Co.         2,629,625         48,100 Heller Financial                   1,082,250
   203,400 Acxiom Corp.                    3,998,081        117,000 IMS Health Inc.                    2,669,062
   149,500 Adaptec, Inc.                   5,933,281         50,200 Insight Communications, Inc.       1,436,975
    84,700 American Eagle Outfitters       4,102,656         21,600 JDS Uniphase, Inc.                 2,458,350
   170,300 American Power Conversion       3,235,700        260,100 Jones Apparel Group, Inc.          7,477,875
   155,800 Amerisource Health Corp.        3,690,512         42,200 KLA-Tencor Corp.                   2,743,000
   146,300 Ames Department Stores          4,663,312        146,700 LSI Logic Corp.                    7,628,400
   111,400 Amkor Technology Inc.           1,796,325        125,900 MCI Worldcom Inc.                  9,049,062
   168,200 Atmel Corp.                     5,687,262         54,200 Mercury Interactive Corp.          3,499,287
    96,200 BEA Systems, Inc.               3,397,062        129,600 MidAmerican Energy Holdings Co     3,823,200
    95,400 BJ Services                     3,034,912         78,700 Mohawk Industries, Inc.            1,569,081
    86,100 BMC Software, Inc.              6,161,531         42,200 Navigant Consulting Co.            1,957,025
   120,600 BioChem Pharma, Inc.            2,886,862        133,700 Nova Corporation                   3,342,500
    44,400 Biomet, Inc.                    1,168,275         56,000 Papa Johns Intl Inc Com            2,310,000
   119,800 Checkfree Holdings Corp.        4,926,775        246,600 Republic Services, Inc.            2,681,775
    62,400 Ciena Corp.                     2,277,600         90,200 Research In Motion Ltd.            2,790,562
    56,600 Circuit City Stores, Inc.       2,387,812         51,700 Sanmina Corp.                      4,000,287
    63,500 Citrix Systems, Inc.            3,933,031        116,300 Scientific-Atlanta, Inc.           5,764,119
   106,300 Columbia/HCA Healthcare Corp.   2,252,231         41,700 Shared Medical Systems             1,949,475
    93,050 Comair Holdings, Inc.           1,552,772         74,600 Sun Microsystems, Inc.             6,937,800
   183,800 Comdisco, Inc.                  3,549,637         99,200 Symantec Corp.                     3,568,100
   130,150 Concord EFS, Inc.               2,684,344         53,550 System Software Associates, In       103,753
    52,900 Conexant Systems, Inc.          3,843,516         71,600 Tandy Corp.                        3,700,825
    75,700 DSP Communications, Inc.        1,438,300        100,600 Tenet Healthcare Corp.             1,766,787
    62,700 EG&G Inc.                       2,492,325         66,800 Tommy Hilfiger Corp                1,882,925
   189,400 EMC Corporation                13,518,425        120,100 Transocean Offshore, Inc.          3,678,062
    26,800 Exodus Communications, Inc.     1,931,275         10,200 U.S.Foodservice                      183,600
    60,600 Federal-Mogul Corp.             1,670,287         75,000 Unisys Corp.                       3,384,375
    68,300 Forest Laboratories, Inc.       2,877,137        103,300 United Healthcare Corp.            5,029,419
     9,882 Gartner Group Inc. Class B        164,906         93,600 Weatherford International, Inc     2,995,200
    50,100 Gateway Inc.                    2,204,400         74,800 Westpoint Stevens, Inc.            1,767,150
                                                             43,600 Young & Rubicam Inc.               1,918,400


                                                                    TOTAL EQUITY                     218,726,109

                                                                    CASH EQUIVALENT**                   (972,297)

                                                                    TOTAL ASSETS                     217,753,812

**Pending securities settlement


                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________



                                                       October 1, 1999




Dear Shareholder:

         The Chesapeake Growth Fund Series D closed the third quarter with a year-to-date gain of 5.4%. This gain compares to gains of 2.4% for the Russell 2000 and 5.4% for the S&P 500. This year-to- date gain comes on the back of a third quarter loss of 3.0%, versus a loss of 6.3% in the Russell 2000, and a loss of 6.2% in the S&P. Our relative success through the past two quarters reinforces our belief that the environment has truly improved for our methodology of investing.

         Economic growth throughout the world has stabilized or is improving, though attention is now focused on the potential inflationary ramifications of resurgent growth. Labor markets are tight; crude oil prices rose 20% this quarter; the dollar declined steadily against the yen since mid-July; and gold prices spiked 20% this past week. Yet productivity gains continue to absorb these pressures, and so inflation has not materialized to the extent feared. As a result, interest rates were little changed this quarter, after rising steadily through the first half of the year. Nevertheless, despite a healthy business environment and robust corporate earnings, present concerns about interest rate policy will most likely dominate investor sentiment until the Fed meets on October 5th.

         The resulting trepidation on the part of investors generated a broad sell-off in stocks this quarter that spanned most economic sectors and all market capitalizations. For the first time in years, investors did not seek refuge in the largest capitalization names during a time of market uncertainty. Consequently, losses in smaller and midcap stocks were in line with losses in the larger cap universe.

         In an environment characterized by interest rate concerns, it should come as no surprise that larger cap stocks, with slower earnings growth and higher valuations, would experience compression. Much of their appreciation over the past several years has been dependent upon price/earnings multiple expansion driven by falling interest rates. In an environment of stable or rising rates, investors will turn to stocks with more reasonable valuations and with the ability to grow their earnings rapidly enough to outpace inflation. This phenomenon was largely responsible for the long period of outperformance in the small cap universe through the late 70's and early 80's.

         Our focus on company specific research continues to lead us to businesses where earnings growth is strongest. And this focus on strong fundamentals at the company level often leads us to discover strong fundamentals at the industry level. Thus our recent outperformance was both a result of picking good stocks and of being led by those stock picks to good industries.

         Our fundamental analysis at the company level led us to invest in a number of broadband communication enabling companies that are benefiting from the demands of the continued evolution of information and internet technology. These investments proved quite profitable through the quarter, and we now have begun to pare back our exposure here, making room for investment in other areas, including retail and healthcare, where we think business prospects for some companies are stronger than currently perceived.

         As is often the case, many companies with excellent fundamentals and growth prospects have been oversold with their respective industry groups. When investors retreated from the retail sector because of environmental concerns, for example, few individual companies were spared. Because our discipline focuses on those companies with relatively less macroeconomic exposure, we often find excellent investment opportunities in these situations. We seek companies whose prospects are underpinned by proprietary products and defensible market positions, and whose growth is typically much faster than that of their industries. We believe these companies are better able to sustain earnings growth through changes in their business environments, and are also better positioned to generate real earnings growth through inflationary periods.

         We are encouraged after this period of broad selling, by the current opportunity to find mispriced stocks with superior growth prospects. And we are comforted by the wide disparity in valuations between the largest capitalization stocks and those smaller. The past two quarters were completely different market environments, but both evidence that ultra-cap dominance may finally be coming to an end. As investors extend their search down the capitalization spectrum for more compelling growth and valuation, we are poised to benefit from both the quality of our earnings growth and the potential expansion of valuation multiples in our universe.

         Have a pleasant autumn.

Sincerely,


/S/ William D. Zantzinger, Jr.                       /S/ John L. Lewis, IV

William D. Zantzinger, Jr.                           John L. Lewis, IV









[Whit Gardner was less involved in this quarter's letter than is typically the case. He has taken a few days to spend time with his family due to the passing of his mother. wdz]

               ___________________________________________________

                           THE CHESAPEAKE GROWTH FUND
               ___________________________________________________

                               September 30, 1999


Investment Strategy
-------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
---------------------------

[Pie Chart Here]
     Apparel                             7.0%
     Business Services                   9.7%
     Computer Software                   9.8%
     Computers & Peripherals            16.5%
     Electronics/Instruments             5.6%
     Energy Services                     8.6%
     Pharmaceuticals                     4.3%
     Retail Sales & Distribution         6.2%
     Semiconductors & Related           10.0%
     Telecommunications                 10.5%
     All Others                         11.9%


About The Investment Advisor
----------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 28. The research team is comprised of 15.

Ten Largest Holdings
--------------------

1.  EMC Corporation              6.2%
2.  MCI Worldcom Inc.            4.1%
3.  LSI Logic Corp.              3.5%
4.  Jones Apparel Group, Inc.    3.7%
5.  Sun Microsystems, Inc.       3.2%
6.  BMC Software, Inc.           2.8%
7.  Adaptec, Inc.                2.7%
8.  Scientific-Atlanta, Inc.     2.6%
9.  Atmel Corp.                  2.6%
10. AES Corporation              2.4%


Portfolio Characteristics
-------------------------

Overall Assets ($MM)                    218
Number of Companies                      65
5 Yr. Historical Earnings Growth        24%
Earnings Growth - net year              35%
P/E Ratio - next year                    22
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                              Annualized
--------------------------------------------------------------------------------
           The Chesapeake        Quarter      1 Year      5 Year        Since
     Growth Fund Series D          End                                Inception
--------------------------------------------------------------------------------
   Without the sales load
                deduction         -3.0%       34.5%        14.7%        14.9%
--------------------------------------------------------------------------------
       Net of the maximum
               sales load^1       -4.4%       32.5%        14.3%        14.5%
--------------------------------------------------------------------------------

1 The maximum sales load for the Fund is 1.5%. Historical performance for the Chesapeake Growth Fund Series D has been calculated by using the performance of an original class of The Fund (know as the B Shares) from inception on April 6, 1994 until the conversion into the new Series D Shares on April 7, 1995, and combining such performance with the performance of the Series D Shares since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.


                Must be accompanied or preceded by a prospectus.
                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                               ___________________________________________________

                                            THE CHESAPEAKE GROWTH FUND
                               ___________________________________________________


                                             PORTFOLIO OF INVESTMENTS
                                                   (unaudited)
                                                September 30, 1999

======================================================     ======================================================
   Quantity   Security                   Market Value       Quantity   Security                      Market Value
======================================================     ======================================================
    87,300 AES Corporation                 5,150,700         84,200 Harrah's Entertainment             2,336,550
    77,200 Abercrombie & Fitch Co.         2,629,625         48,100 Heller Financial                   1,082,250
   203,400 Acxiom Corp.                    3,998,081        117,000 IMS Health Inc.                    2,669,062
   149,500 Adaptec, Inc.                   5,933,281         50,200 Insight Communications, Inc.       1,436,975
    84,700 American Eagle Outfitters       4,102,656         21,600 JDS Uniphase, Inc.                 2,458,350
   170,300 American Power Conversion       3,235,700        260,100 Jones Apparel Group, Inc.          7,477,875
   155,800 Amerisource Health Corp.        3,690,512         42,200 KLA-Tencor Corp.                   2,743,000
   146,300 Ames Department Stores          4,663,312        146,700 LSI Logic Corp.                    7,628,400
   111,400 Amkor Technology Inc.           1,796,325        125,900 MCI Worldcom Inc.                  9,049,062
   168,200 Atmel Corp.                     5,687,262         54,200 Mercury Interactive Corp.          3,499,287
    96,200 BEA Systems, Inc.               3,397,062        129,600 MidAmerican Energy Holdings Co     3,823,200
    95,400 BJ Services                     3,034,912         78,700 Mohawk Industries, Inc.            1,569,081
    86,100 BMC Software, Inc.              6,161,531         42,200 Navigant Consulting Co.            1,957,025
   120,600 BioChem Pharma, Inc.            2,886,862        133,700 Nova Corporation                   3,342,500
    44,400 Biomet, Inc.                    1,168,275         56,000 Papa Johns Intl Inc Com            2,310,000
   119,800 Checkfree Holdings Corp.        4,926,775        246,600 Republic Services, Inc.            2,681,775
    62,400 Ciena Corp.                     2,277,600         90,200 Research In Motion Ltd.            2,790,562
    56,600 Circuit City Stores, Inc.       2,387,812         51,700 Sanmina Corp.                      4,000,287
    63,500 Citrix Systems, Inc.            3,933,031        116,300 Scientific-Atlanta, Inc.           5,764,119
   106,300 Columbia/HCA Healthcare Corp.   2,252,231         41,700 Shared Medical Systems             1,949,475
    93,050 Comair Holdings, Inc.           1,552,772         74,600 Sun Microsystems, Inc.             6,937,800
   183,800 Comdisco, Inc.                  3,549,637         99,200 Symantec Corp.                     3,568,100
   130,150 Concord EFS, Inc.               2,684,344         53,550 System Software Associates, In       103,753
    52,900 Conexant Systems, Inc.          3,843,516         71,600 Tandy Corp.                        3,700,825
    75,700 DSP Communications, Inc.        1,438,300        100,600 Tenet Healthcare Corp.             1,766,787
    62,700 EG&G Inc.                       2,492,325         66,800 Tommy Hilfiger Corp                1,882,925
   189,400 EMC Corporation                13,518,425        120,100 Transocean Offshore, Inc.          3,678,062
    26,800 Exodus Communications, Inc.     1,931,275         10,200 U.S.Foodservice                      183,600
    60,600 Federal-Mogul Corp.             1,670,287         75,000 Unisys Corp.                       3,384,375
    68,300 Forest Laboratories, Inc.       2,877,137        103,300 United Healthcare Corp.            5,029,419
     9,882 Gartner Group Inc. Class B        164,906         93,600 Weatherford International, Inc     2,995,200
    50,100 Gateway Inc.                    2,204,400         74,800 Westpoint Stevens, Inc.            1,767,150
                                                             43,600 Young & Rubicam Inc.               1,918,400


                                                                    TOTAL EQUITY                     218,726,109

                                                                    CASH EQUIVALENT**                   (972,297)

                                                                    TOTAL ASSETS                     217,753,812

**Pending securities settlement


________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                             Semi-Annual Report 1999


                         FOR THE PERIOD ENDED AUGUST 31,








                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317





                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.61%

       Advertising - 1.01%
            Young & Rubicam Inc. .........................................                        51,000                $  2,275,875
                                                                                                                        ------------

       Aerospace & Defense - 0.57%
         (a)BE Aerospace, Inc. ...........................................                        74,100                   1,282,856
                                                                                                                        ------------

       Apparel Manufacturing - 4.07%
         (a)Jones Apparel Group ..........................................                       264,300                   6,855,281
         (a)Tommy Hilfiger Corporation ...................................                        66,800                   2,267,025
                                                                                                                        ------------
                                                                                                                           9,122,306
                                                                                                                        ------------
       Auto Parts - Replacement Equipment - 1.25%
            Federal-Mogul Corporation ....................................                        61,600                   2,810,500
                                                                                                                        ------------

       Auto/Rental Leasing - 0.28%
            Hertz Corporation ............................................                        15,300                     616,781
                                                                                                                        ------------

       Commercial Services - 6.71%
         (a)Comdisco, Inc. ...............................................                       229,900                   4,842,269
         (a)Concord EFS, Inc. ............................................                       108,500                   4,028,062
         (a)Gartner Group, Inc. ..........................................                         9,882                     202,581
         (a)Navigant Consulting, Inc. ....................................                        54,900                   2,408,738
         (a)NOVA Corporation .............................................                       136,500                   3,549,000
                                                                                                                        ------------
                                                                                                                          15,030,650
                                                                                                                        ------------
       Computers - 12.41%
         (a)Adaptec, Inc. ................................................                       112,300                   4,379,700
         (a)Apple Computer, Inc. .........................................                        46,300                   3,021,075
         (a)EMC Corporation ..............................................                       191,000                  11,460,000
         (a)Lexmark International Corportation ...........................                        37,700                   2,968,875
         (a)Sun Microsystems, Inc. .......................................                        75,600                   6,010,200
                                                                                                                        ------------
                                                                                                                          27,839,850
                                                                                                                        ------------
       Computer Software & Services - 16.46%
         (a)Acxiom Corporation ...........................................                       138,400                   2,430,650
         (a)BEA Systems, Inc. ............................................                        99,100                   2,390,787
         (a)BMC Software, Inc. ...........................................                        87,500                   4,708,594
         (a)CheckFree Holdings Corporation ...............................                       121,400                   3,550,950
         (a)Citrix Systems, Inc. .........................................                        64,900                   3,699,300
         (a)Exodus Communications, Inc. ..................................                        26,800                   2,154,050
            IMS Health Incorporated ......................................                       120,000                   3,315,000
         (a)Mercury Interactive Corporation ..............................                        55,000                   2,626,250



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Computer Software & Services - (Continued)
            Shared Medical Systems .......................................                        42,600                $  2,393,587
         (a)Symantec Corporation .........................................                       168,400                   5,052,000
         (a)System Software Associates, Inc. .............................                       262,200                     286,794
         (a)Unisys Corporation ...........................................                        75,000                   3,225,000
         (a)Verio Inc. ...................................................                        29,200                   1,085,875
                                                                                                                        ------------
                                                                                                                          36,918,837
                                                                                                                        ------------
       Electrical Equipment - 1.76%
            Samina Corporation ...........................................                        52,600                   3,945,000
                                                                                                                        ------------

       Electronics - Semiconductor - 12.01%
         (a)Amkor Technology .............................................                       127,600                   2,248,950
         (a)Atmel Corporation ............................................                       170,600                   6,706,712
         (a)Conexant Systems, Inc. .......................................                        86,100                   6,188,438
         (a)LSI Logic Corporation ........................................                       148,400                   8,421,700
         (a)Teradyne, Inc. ...............................................                        49,400                   3,362,288
                                                                                                                        ------------
                                                                                                                          26,928,088
                                                                                                                          ----------
       Entertainment - 0.62%
         (a)Insight Communications Company ...............................                        51,000                   1,389,750
                                                                                                                        ------------

       Environmental Control - 1.22%
         (a)Republic Services, Inc. ......................................                       251,600                   2,736,150
                                                                                                                        ------------

       Financial Services - 0.50%
            Heller Financial, Inc. .......................................                        49,200                   1,125,450
                                                                                                                        ------------

       Food - Wholesale - 0.99%
         (a)U.S. Foodservice .............................................                       106,700                   2,220,694
                                                                                                                        ------------

       Medical - Biotechnology - 2.40%
            Bergen Brunswig Corporation ..................................                       140,617                   2,170,775
         (a)Bio-Chem Pharma, Inc. ........................................                       123,300                   3,196,170
                                                                                                                        ------------
                                                                                                                           5,366,945
                                                                                                                        ------------
       Medical - Hospital Management & Services - 1.99%
            Columbia/HCA Healthcare Corporation ..........................                       108,000                   2,659,500
         (a)Tenet Healthcare Corporation .................................                       103,800                   1,810,013
                                                                                                                        ------------
                                                                                                                           4,469,513
                                                                                                                        ------------
       Medical Supplies - 0.72%
            Biomet, Inc. .................................................                        45,200                   1,615,900
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Oil & Gas - Equipment & Services - 2.88%
            Transocean Offshore Inc. .....................................                       122,200                $  4,154,800
         (a)Weatherford International, Inc. ..............................                        64,700                   2,304,937
                                                                                                                        ------------
                                                                                                                           6,459,737
                                                                                                                        ------------
       Pharmaceuticals - 3.44%
         (a)AmeriSource Health Corporation ...............................                        77,900                   2,010,794
         (a)Forest Laboratories, Inc. ....................................                        69,300                   3,361,050
         (a)Watson Pharmaceuticals .......................................                        65,300                   2,342,637
                                                                                                                        ------------
                                                                                                                           7,714,481
                                                                                                                        ------------
       Publishing - Printing - 1.48%
            Houghton Mifflin Company .....................................                        69,300                   3,309,075
                                                                                                                        ------------

       Restaurants & Food Services - 1.02%
         (a)Papa John's International, Inc. ..............................                        57,600                   2,289,600
                                                                                                                        ------------

       Retail - Apparel - 2.45%
         (a)Abercrombie & Fitch Co. ......................................                        60,200                   2,099,475
            American Eagle Outfitters, Inc. ..............................                        86,600                   3,399,050
                                                                                                                        ------------
                                                                                                                           5,498,525
                                                                                                                           ---------
       Retail - Department Stores - 1.71%
         (a)Ames Department Stores, Inc. .................................                       119,100                   3,498,563
         (a)Saks Incorporated ............................................                        20,200                     340,875
                                                                                                                        ------------
                                                                                                                           3,839,438
                                                                                                                        ------------
       Retail - Specialty Line - 1.58%
            Circuit City Stores-Circuit City Group .......................                        22,600                     971,800
            Tandy Corporation ............................................                        54,300                   2,565,675
                                                                                                                        ------------
                                                                                                                           3,537,475
                                                                                                                        ------------
       Telecommunications - 2.41%
         (a)DSP Communications, Inc. .....................................                        76,800                   1,804,800
         (a)EchoStar Communications Corporation ..........................                        15,700                   1,312,913
         (a)JDS Uniphase Corporation .....................................                        21,600                   2,290,950
                                                                                                                        ------------
                                                                                                                           5,408,663
                                                                                                                        ------------

       Telecommunications Equipment - 3.76%
         (a)Plantronics, Inc. ............................................                        47,000                   2,379,375
            Scientific Atlanta, Inc. .....................................                       118,000                   6,047,500
                                                                                                                        ------------
                                                                                                                           8,426,875
                                                                                                                        ------------





                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                  Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Textiles - 1.95%
         (a)Mohawk Industries, Inc. ......................................                       113,000                $  2,556,625
            WestPoint Stevens, Inc. ......................................                        76,100                   1,826,400
                                                                                                                        ------------
                                                                                                                           4,383,025
                                                                                                                        ------------
       Transportation - Air - 0.89%
            COMAIR Holdings, Inc. ........................................                        94,450                   1,995,256
                                                                                                                        ------------

       Utilities - Electric - 3.82%
         (a)MidAmerican Energy Holdings Company ..........................                       132,200                   3,784,225
            The AES Corporation ..........................................                        78,900                   4,788,244
                                                                                                                        ------------
                                                                                                                           8,572,469
                                                                                                                        ------------
       Utilities - Telecommunications - 4.25%
         (a)MCI WorldCom, Inc. ...........................................                       125,900                   9,536,925
                                                                                                                        ------------

            Total Common Stocks (Cost $167,978,377) ......................                                               216,666,689
                                                                                                                        ------------

INVESTMENT COMPANY - 3.02%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .....................                     6,771,615                   6,771,615
            (Cost $6,771,615)                                                                                           ------------


Total Value of Investments (Cost $174,749,99% (b)) .........................................                 99.63 %    $223,438,304
Other Assets Less Liabilities ..............................................................                  0.37 %         835,378
                                                                                                            ------      ------------
       Net Assets ..........................................................................                100.00 %    $224,273,682
                                                                                                            ======      ============

       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  federal  income  tax  purposes  is the  $174,776,664.  Unrealized  appreciation
            (depreciation)  of investments for federal income tax purposes is as follows:




            Unrealized appreciation ........................................................                           $ 63,990,843
            Unrealized depreciation ........................................................                            (15,329,203)
                                                                                                                       ------------

                            Net unrealized appreciation ....................................                           $ 48,661,640
                                                                                                                       ============






See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 1999
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $174,749,992) .......................................................                $223,438,304
       Cash ............................................................................................                       4,598
       Income receivable ...............................................................................                      40,627
       Receivable for investments sold .................................................................                   1,599,354
                                                                                                                        ------------

            Total assets ...............................................................................                 225,082,883
                                                                                                                        ------------

LIABILITIES
       Accrued expenses ................................................................................                      49,281
       Payable for investment purchases ................................................................                     729,590
       Payable for fund shares redeemed ................................................................                      29,889
       Other liabilities ...............................................................................                         441
                                                                                                                        ------------

            Total liabilities ..........................................................................                     809,201
                                                                                                                        ------------

NET ASSETS .............................................................................................                $224,273,682
                                                                                                                        ============

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $160,570,468
       Accumulated net realized gain on investments ....................................................                  15,014,902
       Net unrealized appreciation on investments ......................................................                  48,688,312
                                                                                                                        ------------
                                                                                                                        $224,273,682
                                                                                                                        ============
INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($67,997,524 / 3,648,298 shares outstanding) ...............................................                      $18.64
                                                                                                                        ============

SERIES A INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($21,218,440 / 1,156,346 shares outstanding) ...............................................                      $18.35
                                                                                                                        ============
       Maximum offering price per share (100 / 97 of $18.35) ...........................................                      $18.92
                                                                                                                        ============

SERIES C INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($2,103,317 / 121,936 shares outstanding) ..................................................                      $17.25
                                                                                                                        ============

SERIES D INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($5,823,872 / 324,823 shares outstanding) ..................................................                      $17.93
                                                                                                                        ============
       Maximum offering price per share (100 / 98.5 of $17.93) .........................................                      $18.20
                                                                                                                        ============

SUPER-INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($127,130,529 / 6,782,886 shares outstanding) ..............................................                      $18.74
                                                                                                                        ============






See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 1999
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends ...................................................................................              $    248,074
                                                                                                                       ------------

       Expenses
            Investment advisory fees (note 2) ...........................................................                 1,144,570
            Fund administration fees (note 2) ...........................................................                    48,061
            Distribution fees - Series A (note 3) .......................................................                    31,622
            Distribution fees - Series C (note 3) .......................................................                     9,739
            Distribution fees - Series D (note 3) .......................................................                    17,805
            Custody fees ................................................................................                     8,066
            Registration and filing administration fees (note 2) ........................................                    11,533
            Fund accounting fees (note 2) ...............................................................                    42,000
            Audit fees ..................................................................................                     8,754
            Legal fees ..................................................................................                     7,000
            Securities pricing fees .....................................................................                     2,455
            Shareholder recordkeeping fees ..............................................................                    18,000
            Other accounting fees (note 2) ..............................................................                    25,000
            Shareholder servicing expenses ..............................................................                     7,401
            Registration and filing expenses ............................................................                    14,791
            Printing expenses ...........................................................................                     8,570
            Trustee fees and meeting expenses ...........................................................                     4,946
            Other fees ..................................................................................                    11,493
                                                                                                                       ------------

                  Total expenses ........................................................................                 1,421,806
                                                                                                                       ------------

                  Less:
                       Expense reimbursements (note 2) ..................................................                   (57,852)
                       Fund administration fees waived (note 2) .........................................                   (12,500)
                                                                                                                       ------------

                  Net expenses ..........................................................................                 1,351,454
                                                                                                                       ------------

                       Net investment loss ..............................................................                (1,103,380)
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ...................................................                16,987,879
       Increase in unrealized appreciation on investments ...............................................                 9,822,499
                                                                                                                       ------------

            Net realized and unrealized gain on investments .............................................                26,810,378
                                                                                                                       ------------

                  Net increase in net assets resulting from operations ..................................              $ 25,706,998
                                                                                                                       ============






See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended        Year ended
                                                                                                     August 31,        February 28,
                                                                                                        1999               1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     Operations
          Net investment loss ...................................................                   $ (1,103,380)      $ (2,000,912)
          Net realized gain (loss) from investment transactions .................                     16,987,879           (496,959)
          Increase (decrease) in unrealized appreciation on investments .........                      9,822,499        (13,218,336)
                                                                                                    ------------       ------------
              Net increase (decrease) in net assets resulting from operations ...                     25,706,998        (15,716,207)
                                                                                                    ------------       ------------
     Distributions to shareholders from
          Distribution in excess of net realized gains ..........................                              0           (372,638)
          Net realized gain from investment transactions ........................                              0         (5,445,095)
                                                                                                    ------------       ------------
              Decrease in net assets resulting from distributions ...............                              0         (5,817,733)
                                                                                                    ------------       ------------
     Capital share transactions
          Decrease in net assets resulting from capital share transactions (a) ..                    (14,604,238)       (33,312,063)
                                                                                                    ------------       ------------
                   Total increase (decrease) in net assets ......................                     11,102,760        (54,846,003)
NET ASSETS
     Beginning of period ........................................................                    213,170,922        268,016,925
                                                                                                    ------------       ------------
     End of period ..............................................................                   $224,273,682       $213,170,922
                                                                                                    ============       ============

(a) A summary of capital share activity follows:
                                                              ----------------------------------------------------------------------
                                                                        Period ended                          Year ended
                                                                      August 31, 1999                     February 28, 1999
                                                                 Shares             Value              Shares             Value
                                                              ----------------------------------------------------------------------
-----------------------------------------------------------
                    Institutional Shares
-----------------------------------------------------------
Shares sold ............................................           123,172       $  2,294,900            793,937       $ 13,750,824
Shares issued for reinvestment of distributions ........                 0                  0             98,122          1,628,824
Shares redeemed ........................................          (296,107)        (5,295,566)        (2,269,992)       (35,712,491)
                                                              ------------       ------------       ------------       ------------
     Net decrease ......................................          (172,935)      $ (3,000,666)        (1,377,933)      $(20,332,843)
                                                              ============       ============       ============       ============
-----------------------------------------------------------
                      Series A Shares
-----------------------------------------------------------
Shares sold ............................................            17,535       $    315,819            115,434       $  1,960,607
Shares issued for reinvestment of distributions ........                 0                  0             42,837            701,668
Shares redeemed ........................................          (436,792)        (7,916,179)          (896,110)       (14,772,539)
                                                              ------------       ------------       ------------       ------------
     Net decrease ......................................          (419,257)      $ (7,600,360)          (737,839)      $(12,110,264)
                                                              ============       ============       ============       ============
-----------------------------------------------------------
                      Series C Shares
-----------------------------------------------------------
Shares sold ............................................             5,390       $     85,080              4,837       $     62,950
Shares issued for reinvestment of distributions ........                 0                  0              4,820             74,850
Shares redeemed ........................................           (59,939)        (1,016,831)           (98,489)        (1,609,034)
                                                              ------------       ------------       ------------       ------------
     Net decrease ......................................           (54,549)      $   (931,751)           (88,832)      $ (1,471,234)
                                                              ============       ============       ============       ============
-----------------------------------------------------------
                      Series D Shares
-----------------------------------------------------------
Shares sold ............................................             4,372       $     75,357              9,442       $    168,590
Shares issued for reinvestment of distributions ........                 0                  0             14,142            226,988
Shares redeemed ........................................          (181,932)        (3,146,818)          (177,343)        (2,861,271)
                                                              ------------       ------------       ------------       ------------
     Net  decrease .....................................          (177,560)      $ (3,071,461)          (153,759)      $ (2,465,693)
                                                              ============       ============       ============       ============
-----------------------------------------------------------
                 Super-Institutional Shares
-----------------------------------------------------------
Shares sold ............................................                 0       $          0                  0       $          0
Shares issued for reinvestment of distributions ........                 0                  0            183,821          3,067,971
Shares redeemed ........................................                 0                  0                  0                  0
                                                              ------------       ------------       ------------       ------------
     Net increase ......................................                 0       $          0            183,821       $  3,067,971
                                                              ============       ============       ============       ============


-----------------------------------------------------------
                       Fund Summary
-----------------------------------------------------------
Shares sold ............................................           150,469       $  2,771,156            923,650       $ 15,942,971
Shares issued for reinvestment of distributions ........                 0                  0            343,742          5,700,301
Shares redeemed ........................................          (974,770)       (17,375,394)        (3,441,934)       (54,955,335)
                                                              ------------       ------------       ------------       ------------
     Net decrease ......................................          (824,301)      $(14,604,238)        (2,174,542)      $(33,312,063)
                                                              ============       ============       ============       ============


See accompanying notes to financial statements.

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                        Institutional Shares
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended     Year ended    Year ended     Year ended    Year ended
                                                              August 31,     February 28,  February 28,   February 28,  February 29,
                                                                 1999            1999          1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................        $16.60          $17.86        $16.26         $14.45         $11.31

     Income from investment operations
       Net investment loss .............................         (0.09)         (0.17)         (0.15)         (0.13)         (0.05)
       Net realized and unrealized gain (loss) on investments     2.13          (0.63)          4.22           1.94           3.38
                                                               -------        -------        -------        -------        -------

         Total from investment operations ..............          2.04          (0.80)          4.07           1.81           3.33
                                                               -------        -------        -------        -------        -------

     Distributions to shareholders from
       Net investment income ...........................         (0.00)          0.00           0.00           0.00          (0.11)
       Tax return of capital ...........................          0.00           0.00          (0.53)          0.00           0.00
       Distribution in excess of net realized gains ....          0.00          (0.03)          0.00           0.00           0.00
       Net realized gain from investment transactions ..          0.00          (0.43)         (1.94)          0.00          (0.08)
                                                               -------        -------        -------        -------        -------

         Total distributions ...........................          0.00          (0.46)         (2.47)          0.00          (0.19)
                                                               -------        -------        -------        -------        -------

Net asset value, end of period .........................        $18.64         $16.60         $17.86         $16.26         $14.45
                                                               =======        =======        =======        =======        =======

Total return (a) .......................................         12.29 %(c)     (4.51)%        25.25 %        12.53 %        29.66 %
                                                               =======        =======        =======        =======        =======

Ratios/supplemental data
     Net assets, end of period (000's) .................       $67,998        $63,426        $92,858        $77,858        $80,252
                                                               =======        =======        =======        =======        =======

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ...          1.21 %(b)      1.22 %         1.19 %         1.23 %         1.65 %
       After expense reimbursements and waived fees ....          1.16 %(b)      1.15 %         1.16 %         1.22 %         1.49 %

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ...         (0.99)%(b)     (0.87)%        (0.90)%        (0.85)%        (0.98)%
       After expense reimbursements and waived fees ....         (0.94)%(b)     (0.80)%        (0.88)%        (0.84)%        (0.82)%

     Portfolio turnover rate ...........................         74.49 %       121.48 %       105.60 %       126.44 %        99.33 %




(a) Total return does not reflect payment of a sales charge.
(b) Annualized.
(c) Aggregate return.  Not annualized.

See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                      Series A Investor Shares
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      April 7, 1995
                                                                                                                    (commencement of
                                                          Period ended    Year ended     Year ended     Year ended   operations) to
                                                           August 31,    February 28,   February 28,   February 28,   February 29,
                                                              1999           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................    $16.37         $17.69         $16.18         $14.42         $11.79

     Income from investment operations
        Net investment income loss ......................     (0.14)         (0.24)         (0.21)         (0.18)         (0.06)
        Net realized and unrealized gain (loss)
          on investments ................................      2.12          (0.62)          4.19           1.94           2.88
                                                            -------        -------        -------        -------        -------

            Total from investment operations ............      1.98          (0.86)          3.98           1.76           2.82
                                                            -------        -------        -------        -------        -------

     Distributions to shareholders from
        Net investment income ...........................     (0.00)          0.00           0.00           0.00          (0.11)
        Tax return of capital ...........................      0.00           0.00          (0.53)          0.00           0.00
        Distribution in excess of net realized gains ....      0.00          (0.03)          0.00           0.00           0.00
        Net realized gain from investment transactions ..      0.00          (0.43)         (1.94)          0.00          (0.08)
                                                            -------        -------        -------        -------        -------

            Total distributions .........................     (0.00)         (0.46)         (2.47)          0.00          (0.19)
                                                            -------        -------        -------        -------        -------

Net asset value, end of period ..........................    $18.35         $16.37         $17.69         $16.18         $14.42
                                                            =======        =======        =======        =======        =======

Total return (a) ........................................     12.03 %(c)     (4.83)%        24.80 %        12.21 %        23.86 %(c)
                                                            =======        =======        =======        =======        =======

Ratios/supplemental data
     Net assets, end of period (000's) ..................   $21,218        $25,797        $40,924        $39,376        $32,549
                                                            =======        =======        =======        =======        =======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...      1.58 %(b)      1.60 %         1.55 %         1.54 %         1.88 %(b)
        After expense reimbursements and waived fees ....      1.53 %(b)      1.53 %         1.52 %         1.53 %         1.71 %(b)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...     (1.36)%(b)     (1.26)%        (1.27)%        (1.16)%        (1.20)%(b)
        After expense reimbursements and waived fees ....     (1.31)%(b)     (1.18)%        (1.24)%        (1.15)%        (1.04)%(b)

     Portfolio turnover rate ............................     74.49 %       121.48 %       105.60 %       126.44 %        99.33 %




(a) Total return does not reflect payment of a sales charge.
(b) Annualized.
(c) Aggregate return.  Not annualized.


See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                      Series C Investor Shares
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     April 7, 1995
                                                                                                                    (commencement of
                                                      Period ended     Year ended      Year ended      Year ended    operations) to
                                                       August 31,     February 28,    February 28,    February 28,    February 29,
                                                          1999            1999            1998            1997            1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................  $15.52          $17.12          $15.97          $14.34          $11.79

     Income from investment operations
        Net investment income loss ....................   (0.32)          (0.60)          (0.52)          (0.29)          (0.12)
        Net realized and unrealized gain (loss)
          on investments ..............................    2.05           (0.54)           4.14            1.92            2.86
                                                         ------          ------          ------          ------          ------

            Total from investment operations ..........    1.73           (1.14)           3.62            1.63            2.74
                                                         ------          ------          ------          ------          ------

     Distributions to shareholders from
        Net investment income .........................   (0.00)           0.00            0.00            0.00           (0.11)
        Tax return of capital .........................    0.00            0.00           (0.53)           0.00            0.00
        Distribution in excess of net realized gains ..    0.00           (0.03)           0.00            0.00            0.00
        Net realized gain from investment transactions     0.00           (0.43)          (1.94)           0.00           (0.08)
                                                         ------          ------          ------          ------          ------

            Total distributions .......................    0.00           (0.46)          (2.47)           0.00           (0.19)
                                                         ------          ------          ------          ------          ------

Net asset value, end of period ........................  $17.25          $15.52          $17.12          $15.97          $14.34
                                                         ======          ======          ======          ======          ======

Total return (a) ......................................   11.08 %(c)      (6.68)%         22.95 %         11.30 %         23.18 %(c)
                                                         ======          ======          ======          ======          ======

Ratios/supplemental data
     Net assets, end of period (000's) ................  $2,103          $2,740          $4,541          $9,192          $7,908
                                                         ======          ======          ======          ======          ======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees..    3.27 %(b)       3.90 %          3.11 %          2.34 %          2.38 %(b)
        After expense reimbursements and waived fees...    3.22 %(b)       3.45 %          3.05 %          2.33 %          2.18 %(b)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees..   (3.05)%(b)      (3.55)%         (2.84)%         (1.97)%         (1.77)%(b)
        After expense reimbursements and waived fees...   (3.00)%(b)      (3.11)%         (2.78)%         (1.96)%         (1.57)%(b)

     Portfolio turnover rate ..........................   74.49 %        121.48 %        105.60 %        126.44 %         99.33 %




(a) Total return does not reflect payment of a sales charge.
(b) Annualized.
(c) Aggregate return.  Not annualized.



See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                      Series D Investor Shares
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      April 7, 1995
                                                                                                                    (commencement of
                                                          Period ended    Year ended     Year ended     Year ended   operations) to
                                                            August 31,   February 28,   February 28,   February 28,   February 29,
                                                              1999           1999           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................     $16.04         $17.45         $16.09         $14.41         $11.79

     Income from investment operations
        Net investment income loss .....................      (0.20)         (0.34)         (0.32)         (0.29)         (0.11)
        Net realized and unrealized gain (loss)
          on investments ...............................       2.09          (0.61)          4.15           1.97           2.92
                                                            -------        -------        -------        -------        -------

            Total from investment operations ...........       1.89          (0.95)          3.83           1.68           2.81
                                                            -------        -------        -------        -------        -------

     Distributions to shareholders from
        Net investment income ..........................      (0.00)          0.00           0.00           0.00          (0.11)
        Tax return of capital ..........................       0.00           0.00          (0.53)          0.00           0.00
        Distribution in excess of net realized gains ...       0.00          (0.03)          0.00           0.00           0.00
        Net realized gain from investment transactions         0.00          (0.43)         (1.94)          0.00          (0.08)
                                                            -------        -------        -------        -------        -------

            Total distributions ........................      (0.00)         (0.46)         (2.47)          0.00          (0.19)
                                                            -------        -------        -------        -------        -------

Net asset value, end of period .........................     $17.93         $16.04         $17.45         $16.09         $14.41
                                                            =======        =======        =======        =======        =======

Total return (a) .......................................      11.71 %(c)     (5.41)%        24.06 %        11.59 %        23.77 %(c)
                                                            =======        =======        =======        =======        =======

Ratios/supplemental data
     Net assets, end of period (000's) .................     $5,824         $8,060        $11,448        $10,774        $11,929
                                                            =======        =======        =======        =======        =======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ..       2.14 %(b)      2.34 %         2.22 %         2.02 %         2.13 %(b)
        After expense reimbursements and waived fees ...       2.09 %(b)      2.14 %         2.18 %         2.01 %         1.73 %(b)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ..      (1.92)%(b)     (2.00)%        (1.94)%        (1.64)%        (1.54)%(b)
        After expense reimbursements and waived fees ...      (1.87)%(b)     (1.79)%        (1.89)%        (1.63)%        (1.14)%(b)

     Portfolio turnover rate ...........................      74.49 %       121.48 %       105.60 %       126.44 %        99.33 %




(a) Total return does not reflect payment of a sales charge.
(b) Annualized.
(c) Aggregate return.  Not annualized.



See accompanying notes to financial statements                                                                           (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                     Super-Institutional Shares
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                               Period ended       Year ended        Year ended      operations) to
                                                                August 31,       February 28,      February 28,      February 28,
                                                                   1999              1999              1998              1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ........................      $16.68            $17.92            $16.29            $15.53

     Income from investment operations
       Net investment loss ..................................       (0.08)            (0.11)            (0.12)            (0.07)
       Net realized and unrealized gain (loss) on investments        2.14             (0.67)             4.22              0.83
                                                                 --------          --------          --------          --------

         Total from investment operations ...................        2.06             (0.78)             4.10              0.76
                                                                 --------          --------          --------          --------

     Distributions to shareholders from
       Net investment income ................................       (0.00)             0.00              0.00              0.00
       Tax return of capital ................................        0.00              0.00             (0.53)             0.00
       Distribution in excess of net realized gains .........        0.00             (0.03)             0.00              0.00
       Net realized gain from investment transactions .......        0.00             (0.43)            (1.94)             0.00
                                                                 --------          --------          --------          --------

         Total distributions ................................        0.00             (0.46)            (2.47)             0.00
                                                                 --------          --------          --------          --------

Net asset value, end of period ..............................      $18.74            $16.68            $17.92            $16.29
                                                                 ========          ========          ========          ========

Total return (a) ............................................       12.34 %(c)        (4.32)%           25.40 %            4.89 %(c)
                                                                 ========          ========          ========          ========

Ratios/supplemental data
     Net assets, end of period (000's) ......................    $127,131          $113,148          $118,246          $ 94,340
                                                                 ========          ========          ========          ========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ........        1.08 %(b)         1.05 %            1.06 %            1.08 %(b)
       After expense reimbursements and waived fees .........        1.03 %(b)         0.99 %            1.04 %            1.04 %(b)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ........       (0.86)%(b)        (0.71)%           (0.77)%           (0.75)%(b)
       After expense reimbursements and waived fees .........       (0.81)%(b)        (0.64)%           (0.75)%           (0.72)%(b)

     Portfolio turnover rate ................................       74.49 %          121.48 %          105.60 %          126.44 %




(a) Total return does not reflect payment of a sales charge.
(b) Annualized.
(c) Aggregate return.  Not annualized.



See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund offer five classes of shares- Super-Institutional, Institutional, Investor Series A, Investor Series C, and Investor Series D. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Series C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.


                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)


                  The Fund has a capital loss carryforward for federal income tax purposes of $666,806 which expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforward has been offset or expires.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $1,103,380 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease net realized gain on investments.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, Series C, and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. The
         Administrator also receives a monthly fee of $1,750 for the Institutional Shares and for Series A, Series C, and Series D Investor Shares for accounting and recordkeeping services. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, Series C, and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator voluntarily waived a portion of its fees amounting to $12,500 for the period ended August 31, 1999. There can be no assurance that the foregoing voluntary fee waivers will continue.



                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)


         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Trust to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the period ended August 31, 1999, the Distributor retained sales charges in the amount of $147.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $31,622, $9,739 and $17,805, net of waived fees, in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the period ended August 31, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $165,517,676 and $187,414,464 respectively, for the period ended August 31, 1999.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the fund's expenses. For the period ended August 31, 1999, the Fund's expenses were reduced by $57,852 under this arrangement.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be disributed to others only if preceded
                    or accompanied by a current prospectus.

                         ______________________________

                              THE CHESAPEAKE FUNDS
                         ______________________________



                                 October 1, 1999





Dear Shareholder:

         The Chesapeake Core Growth Fund closes the third quarter with a year-to-date gain of 8.5%, which compares to gains in the Russell 2000 and the S&P 500 of 2.4% and 5.4%. The year-to-date gains come on the back of a third quarter loss of 7.2%, versus a loss of 6.3% in the Russell and a loss of 6.2% in the S&P. Despite a difficult quarter, our relative success this year reinforces our belief that the environment has improved for our methodology of investing.

         Economic growth throughout the world has stabilized or is improving, though attention is now focused on the potential inflationary ramifications of resurgent growth. Labor markets are tight; crude oil prices rose 20% this quarter; the dollar declined steadily against the yen since mid-July; and gold prices spiked 20% this past week. Yet productivity gains continue to absorb these pressures, and so inflation has not materialized to the extent feared. As a result, interest rates were little changed this quarter, after rising steadily through the first half of the year. Nevertheless, despite a healthy business environment and robust corporate earnings, present concerns about interest rate policy will most likely dominate investor sentiment into the Fed meetings on October 5th and November 16th.

         The resulting trepidation on the part of investors generated a broad sell-off in stocks this quarter that spanned most economic sectors and all market capitalizations. For the first time in years, investors did not seek refuge in the largest capitalization names during a time of market uncertainty. In an environment characterized by interest rate concerns, it should come as no surprise that larger cap stocks would compress along with the rest of the market. In the ultra-cap arena (nifty fifty stocks), much of the appreciation over the past several years has been dependent upon price/earnings multiple expansion driven by falling interest rates. In an environment of stable or rising rates, investors should turn to those larger company stocks with more reasonable valuations and with the ability to grow earnings rapidly enough to outpace inflation.

         As is often the case in broad sell-offs, many companies with excellent fundamentals and growth prospects have been oversold with their respective industry groups. When investors retreated from the retail sector because of environmental concerns, for example, few individual companies were spared. But our discipline focuses on those companies with relatively less macroeconomic exposure. We seek companies whose prospects are underpinned by proprietary products and defensible market positions, and whose growth is typically much faster than that of their industries. We believe these companies are better able to sustain earnings growth through any changes in their business environments, and are also better positioned to generate real earnings growth through inflationary periods.

         We are encouraged after this period of broad selling, by the current opportunity to find mispriced stocks with superior growth prospects. The past two quarters were completely different market environments, but both evidence that investors' narrow focus on a select handful of ultra-cap names may finally be coming to an end. As investors continue to broaden their focus, seeking more compelling growth and valuation, we are poised to benefit from both the quality of our portfolio's earnings growth and the potential expansion of valuation multiples.

         Have a pleasant autumn.



Sincerely,


/s/ William D. Zantzinger Jr.                    /s/ John L. Lewis, IV

William D. Zantzinger Jr.                        John L. Lewis, IV







[Whit Gardner was less involved in this quarter's letter than is typically the case. He has taken a few days to spend time with his family due to the passing of his mother. wdz]

                  ___________________________________________

                        THE CHESAPEAKE CORE GROWTH FUND
                  ___________________________________________

                               September 30, 1999


Investment Strategy
-------------------

The Chesapeake Core Growth Fund seeks capital appreciation through investments in large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
---------------------------

     [Pie Chart Here]

          Business Services                           4.9%
          Computer Software                           7.4%
          Computers & Peripherals                    10.7%
          Energy Services                             8.0%
          Financial Services                         10.7%
          Machinery, Construction & Manufacturing     7.0%
          Networking                                  3.9%
          Pharmaceuticals                             9.2%
          Retail Sales & Distribution                 3.8%
          Telecommunications                          9.9%
          All Others                                  9.9%


About The Investment Advisor
----------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 28. The research team is comprised of 15.

Ten Largest Holdings
--------------------

1.  BMC Corporation                    4.8%
2.  BMC Software, Inc.                 4.6%
3.  Tyco Industries                    4.1%
4.  MCI Worldcom, Inc.                 4.0%
5.  Cisco Systems                      3.9%
6.  Sun Microsystems, Inc.             3.2%
7.  Citigroup Inc.                     3.0%
8.  AlliedSignal, Inc.                 2.9%
9.  Amgen                              2.8%
10. Jones Apparel Group, Inc.          2.8%


Portfolio Characteristics
-------------------------

Number of Companies                  47
5 Yr. Historical Earnings Growth    19%
Earnings Growth - net year          24%
P/E Ratio - next year                23
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------
                                                       Annualized
--------------------------------------------------------------------------------
                             Quarter           1 Year               Since
                               End                                Inception
--------------------------------------------------------------------------------
       The Chesapeake
     Core Growth Fund         -7.3%             36.7%               19.8%
--------------------------------------------------------------------------------

The inception date of the Fund was September 29, 1997. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding The Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.


                Must be accompanied or preceded by a prospectus.
                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                                         ___________________________________________

                                               THE CHESAPEAKE CORE GROWTH FUND
                                         ___________________________________________


                                                  PORTFOLIO OF INVESTMENTS
                                                         (unaudited)
                                                     September 30, 1999

============================================================      ==========================================================
Quantity     Security                         Market Value        Quantity    Security                         Market Value
============================================================      ==========================================================
  2,600 AES Corporation                         153,400             3,200 Household International                128,400
  2,850 AT&T                                    123,975             6,600 IMS Health Inc.                        150,562
  3,600 AlliedSignal, Inc.                      215,775             1,020 Intel Corp.                             75,799
    775 America Online Inc.                      80,648             1,700 International Business Machine         205,700
  2,600 Amgen                                   211,900             1,500 JDS Uniphase, Inc.                     170,719
  4,820 BMC Software, Inc.                      344,931             7,200 Jones Apparel Group, Inc.              207,000
  4,800 Baker Hughes, Inc.                      139,200             4,148 MCI Worldcom Inc.                      298,137
  5,300 Banc One Corp.                          184,506             4,600 Masco Corporation                      142,600
  1,490 BankAmerica Corp                         82,974             2,000 McDonald's Corp.                        86,500
  3,500 Boeing Co.                              149,187             4,800 Medtronic, Inc.                        170,700
  3,600 CVS Corporation                         146,925             4,640 MidAmerican Energy Holdings Co         136,880
  2,500 Ciena Corp.                              91,250             4,000 Monsanto Co.                           142,750
  4,200 Cisco Systems                           287,962             2,800 Pharmacia & Upjohn Inc.                138,950
  5,150 Citigroup Inc.                          226,600             2,200 Schlumberger Ltd.                      137,087
  7,300 Columbia/HCA Healthcare Corp.           154,669             2,540 Sun Microsystems, Inc.                 236,220
  6,300 Concord EFS, Inc.                       129,937             4,800 TJX Company, Inc.                      134,700
  5,040 EMC Corporation                         359,730             3,100 TRICON Global Restaurants              126,906
  2,200 Electronic Data Systems                 116,462             1,400 Tellabs, Inc.                           79,712
  4,600 Enron Corporation Orgeon                188,887             3,500 Tenet Healthcare Corp.                  61,469
  4,800 Ericsson(LM) Tel-SP ADR                 150,000             2,200 Texas Instruments                      180,950
  1,200 Exodus Communications, Inc.              86,475             3,000 Tyco Industries, Inc.                  309,750
    859 Gartner Group Inc. Class B               14,335             5,300 Walt Disney Co.                        137,800
  2,900 Goldman Sachs, Inc.                     176,900             2,900 Warner Lambert & Co.                   192,487


                                                                             TOTAL EQUITY                      7,468,411

                                                                             CASH EQUIVALENT                       8,306

                                                                             TOTAL ASSETS                      7,476,717


________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                             Semi-Annual Report 1999


                         FOR THE PERIOD ENDED AUGUST 31,






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 94.21%

       Aerospace & Defense - 2.10%
            The Boeing Company .....................................................                   3,500              $  158,594
                                                                                                                          ----------

       Chemicals - 2.18%
            Monsanto Company .......................................................                   4,000                 164,500
                                                                                                                          ----------

       Commercial Services - 2.29%
         (a)Concord EFS, Inc. ......................................................                   4,200                 155,925
         (a)Gartner Group, Inc. ....................................................                     859                  17,610
                                                                                                                          ----------
                                                                                                                             173,535
                                                                                                                          ----------
       Computers - 13.25%
         (a)Cisco Systems, Inc. ....................................................                   4,200                 284,813
         (a)EMC Corporation ........................................................                   5,040                 302,400
            International Business Machines Corporation ............................                   1,700                 211,756
         (a)Sun Microsystems, Inc. .................................................                   2,540                 201,930
                                                                                                                          ----------
                                                                                                                           1,000,899
                                                                                                                          ----------
       Computer Software & Services - 9.69%
         (a)America Online, Inc. ...................................................                     775                  71,009
         (a)BMC Software, Inc. .....................................................                   4,820                 259,376
            Electronic Data Systems Corporation ....................................                   2,200                 123,475
         (a)Exodus Communications, Inc. ............................................                   1,200                  96,450
            IMS Health Incorporated ................................................                   6,600                 182,325
                                                                                                                          ----------
                                                                                                                             732,635
                                                                                                                          ----------
       Electrical Equipment - 2.21%
         (a)General Instrument Corporation .........................................                   3,400                 167,237
                                                                                                                          ----------

       Electronics - Semiconductor - 3.50%
            Intel Corporation ......................................................                   1,020                  83,831
            Texas Instruments Incorporated .........................................                   2,200                 180,538
                                                                                                                          ----------
                                                                                                                             264,369
                                                                                                                          ----------
       Entertainment - 1.94%
            The Walt Disney Company ................................................                   5,300                 147,075
                                                                                                                          ----------

       Financial - Banks, Commercial - 1.19%
            Bank of America Corporation ............................................                   1,490                  90,145
                                                                                                                          ----------

       Financial - Banks, Money Center - 5.06%
            Banc One Corporation ...................................................                   3,000                 120,375
            The Chase Manhattan Corporation ........................................                   1,200                 100,425
            Citigroup Inc. .........................................................                   3,650                 162,197
                                                                                                                          ----------
                                                                                                                             382,997
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Securities Brokers - 2.29%
            The Goldman Sachs Group, Inc. ..........................................                   2,900              $  173,456
                                                                                                                          ----------

       Financial Services - 1.60%
            Household International, Inc. ..........................................                   3,200                 120,800
                                                                                                                          ----------

       Medical - Biotechnology - 2.53%
         (a)Amgen Inc. .............................................................                   2,300                 191,331
                                                                                                                          ----------

       Medical - Services - 3.18%
            Columbia/HCA Healthcare Corporation ....................................                   7,300                 179,763
         (a)Tenet Healthcare Corporation ...........................................                   3,500                  61,031
                                                                                                                          ----------
                                                                                                                            240,794
                                                                                                                          ----------
       Medical Supplies - 2.48%
            Medtronic, Inc. ........................................................                   2,400                 187,800
                                                                                                                          ----------

       Miscellaneous - Manufacturing - 6.93%
            AlliedSignal Inc. ......................................................                   3,600                 220,500
            Tyco International Ltd. ................................................                   3,000                 303,937
                                                                                                                          ----------
                                                                                                                             524,437
                                                                                                                          ----------
       Oil & Gas - Equipment & Services - 2.55%
            Enron Corp. ............................................................                   4,600                 192,625
                                                                                                                          ----------

       Pharmaceuticals - 4.48%
            Pharmacia & Upjohn, Inc. ...............................................                   2,800                 146,300
            Warner-Lambert Company .................................................                   2,900                 192,125
                                                                                                                          ----------
                                                                                                                             338,425
                                                                                                                          ----------
       Restaurants & Food Service - 2.76%
            McDonald's Corporation .................................................                   2,000                  82,750
         (a)Tricon Global Restaurants, Inc. ........................................                   3,100                 125,938
                                                                                                                          ----------
                                                                                                                             208,688
                                                                                                                          ----------
       Retail - Apparel - 1.83%
            The TJX Companies, Inc. ................................................                   4,800                 138,600
                                                                                                                          ----------

       Retail - Drug Stores - 1.98%
            CVS Corporation ........................................................                   3,600                 150,075
                                                                                                                          ----------

       Telecommunications Equipment - 6.03%
         (a)JDS Uniphase Corporation ...............................................                   1,600                 169,700
         (a)QUALCOMM Incorporated ..................................................                   1,100                 211,406
         (a)Tellabs, Inc. ..........................................................                   1,250                  74,453
                                                                                                                          ----------
                                                                                                                             455,559
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1999
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Textiles - 2.47%
         (a)Jones Apparel Group, Inc. ..............................................                   7,200              $  186,750
                                                                                                                          ----------

       Utilities - Electric - 3.84%
         (a)The AES Corporation ....................................................                   2,600                 157,788
         (a)MidAmerican Energy Holdings Company ....................................                   4,640                 132,820
                                                                                                                          ----------
                                                                                                                             290,608
                                                                                                                          ----------
       Utilities - Telecommunications - 5.85%
            AT&T Corp. .............................................................                   2,850                 128,250
         (a)MCI WorldCom, Inc. .....................................................                   4,148                 314,211
                                                                                                                          ----------
                                                                                                                             442,461
                                                                                                                          ----------

            Total Common Stocks (Cost $5,933,291) ..................................                                       7,124,395
                                                                                                                          ----------

INVESTMENT COMPANIES - 2.14%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                  55,510                  55,510
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares ...............................                 106,616                 106,616
                                                                                                                          ----------

            Total Investment Companies (Cost $162,126) .............................                                         162,126
                                                                                                                          ----------


Total Value of Investments (Cost $6,095,417 (b)) .....................................................        96.35 %     $7,286,521
Other Assets Less Liabilities ........................................................................         3.65 %        275,993
                                                                                                             ------       ----------
       Net Assets ....................................................................................       100.00 %     $7,562,514
                                                                                                             ======       ==========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation .................................................................................    $1,420,131
            Unrealized depreciation .................................................................................      (229,027)
                                                                                                                         ----------

                            Net unrealized appreciation .............................................................    $1,191,104
                                                                                                                         ==========





See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $6,095,417) ..........................................................                 $7,286,521
       Cash .............................................................................................                    283,088
       Income receivable ................................................................................                      5,098
       Prepaid expenses .................................................................................                        441
                                                                                                                          ----------

            Total assets ................................................................................                  7,575,148
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .................................................................................                     12,634
                                                                                                                          ----------

NET ASSETS
       (applicable to 545,207 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..........................................                 $7,562,514
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($7,562,514 / 545,207 shares) ....................................................................                     $13.87
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                 $6,066,205
       Undistributed net realized gain on investments ...................................................                    305,205
       Net unrealized appreciation on investments .......................................................                  1,191,104
                                                                                                                          ----------
                                                                                                                          $7,562,514
                                                                                                                          ==========
















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 1999
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends .....................................................................................                $ 24,301
                                                                                                                           --------

       Expenses
            Investment advisory fees (note 2) .............................................................                  35,333
            Fund administration fees (note 2) .............................................................                   2,650
            Custody fees ..................................................................................                   2,347
            Registration and filing administration fees (note 2) ..........................................                   1,525
            Fund accounting fees (note 2) .................................................................                  10,500
            Audit fees ....................................................................................                   6,455
            Legal fees ....................................................................................                   3,024
            Securities pricing fees .......................................................................                   1,689
            Shareholder administration fees (note 2) ......................................................                   6,250
            Shareholder recordkeeping fees ................................................................                   4,500
            Shareholder servicing expenses ................................................................                   1,260
            Registration and filing expenses ..............................................................                   3,921
            Printing expenses .............................................................................                   2,520
            Trustee fees and meeting expenses .............................................................                   3,529
            Other operating expenses ......................................................................                   1,008
                                                                                                                           --------

                  Total expenses ..........................................................................                  86,511
                                                                                                                           --------

                  Less:
                       Expense reimbursements (note 4) ....................................................                  (3,793)
                       Investment advisory fees waived (note 2) ...........................................                 (35,333)
                       Fund administration fees waived (note 2) ...........................................                  (2,650)
                       Shareholder administration fees waived (note 2) ....................................                  (6,250)
                                                                                                                           --------

                  Net expenses ............................................................................                  38,485
                                                                                                                           --------

                       Net investment loss ................................................................                 (14,184)
                                                                                                                           --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 361,846
       Increase in unrealized appreciation on investments .................................................                 174,531
                                                                                                                           --------

            Net realized and unrealized gain on investments ...............................................                 536,377
                                                                                                                           --------

                  Net increase in net assets resulting from operations ....................................                $522,193
                                                                                                                           ========







See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                     August 31,         February 28,
                                                                                                        1999                1999
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment loss ................................................................       $  (14,184)         $  (33,853)
          Net realized gain from investment transactions .....................................          361,846             175,957
          Increase in unrealized appreciation on investments .................................          174,531             581,260
                                                                                                     ----------          ----------

              Net increase in net assets resulting from operations ...........................          522,193             723,364
                                                                                                     ----------          ----------

     Capital share transactions
          Increase (decrease) in net assets resulting from capital share transactions (a) ....          990,808            (722,119)
                                                                                                     ----------          ----------

                   Total increase in net assets ..............................................        1,513,001               1,245

NET ASSETS

     Beginning of period .....................................................................        6,049,513           6,048,268
                                                                                                     ----------          ----------

     End of period ...........................................................................       $7,562,514          $6,049,513
                                                                                                     ==========          ==========







(a) A summary of capital share activity follows:



                                                             -----------------------------------------------------------------------
                                                                       Period ended                             Year ended
                                                                     August 31, 1999                        February 28, 1999

                                                                Shares             Value                Shares             Value
                                                             -----------------------------------------------------------------------

Shares sold ..........................................           70,720          $1,025,459             200,589          $2,203,206

Shares redeemed ......................................           (2,417)            (34,651)           (287,983)         (2,925,325)
                                                             ----------          ----------          ----------          ----------

     Net increase (decrease) .........................           68,303          $  990,808             (87,394)         $ (722,119)
                                                             ==========          ==========          ==========          ==========










See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                                                                                                     period from
                                                                                                                  September 29, 1997
                                                                                                                   (commencement of
                                                                  Period ended              Year ended              operations) to
                                                                   August 31,              February 28,              February 28,
                                                                      1999                     1999                      1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................            $12.68                   $10.72                   $10.00

      Income from investment operations
           Net investment loss ............................             (0.03)                   (0.07)                   (0.01)
           Net realized and unrealized gain on investments               1.22                     2.03                     0.75
                                                                   ----------               ----------               ----------

                Total from investment operations ..........              1.19                     1.96                     0.74
                                                                   ----------               ----------               ----------

      Distribution to shareholders from
           Distribution in excess of net investment income              (0.00)                    0.00                    (0.02)
                                                                   ----------               ----------               ----------

Net asset value, end of period ............................            $13.87                   $12.68                   $10.72
                                                                   ==========               ==========               ==========


Total return ..............................................              9.30 %                  18.27 %                   7.49 %
                                                                   ==========               ==========               ==========


Ratios/supplemental data

      Net assets, end of period ...........................        $7,562,514               $6,049,513               $6,048,268
                                                                   ==========               ==========               ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..              2.45 %(a)                2.73 %                   3.19 %(a)
           After expense reimbursements and waived fees ...              1.09 %(a)                1.39 %                   1.24 %(a)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ..             (1.77)%(a)               (1.89)%                  (2.19)%(a)
           After expense reimbursements and waived fees ...             (0.40)%(a)               (0.55)%                  (0.24)%(a)

      Portfolio turnover rate .............................             65.89 %                 174.44 %                  29.83 %


(a)   Annualized.







See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act"), as amended. The Fund began operations on September 29, 1997. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $14,184 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease net realized gain on investments.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.


                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1999
                                   (Unaudited)



         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived its fee amounting to $35,333 ($0.07 per share) for the period ended August 31, 1999.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $8,900 ($0.02 per share) for the period ended August 31, 1999.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $4,984,074 and $4,449,884 respectively, for the period ended August 31,1999.


NOTE 4 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended August 31, 1999, the Fund's expenses were reduced by $3,793 under this agreement.